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ISSUED BY
CONSECO VARIABLE
INSURANCE COMPANY




                                                                 MONUMENT Series
                                                      --------------------------
                                                      FIXED AND VARIABLE ANNUITY






                                                                     May 1, 2000
                                                                      PROSPECTUS

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                      VARIABLE ANNUITY ACCOUNT G






                      This cover is not part of the prospectus.

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                         THE FIXED AND VARIABLE ANNUITY

                                    ISSUED BY

                       CONSECO VARIABLE ANNUITY ACCOUNT G
                                       AND
                       CONSECO VARIABLE INSURANCE COMPANY

   This prospectus describes the Group and Individual Fixed and Variable Annuity Contract (contract) offered by Conseco Variable Insurance Company (Conseco Variable).

   The annuity contract has 48 investment choices--the 47 investment portfolios listed below and an interest adjustment account. You can put your money in any of the investment portfolios and/or the interest adjustment account. Currently, you can invest in up to 15 investment portfolios at any one time. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the interest adjustment account earns interest at a rate guaranteed by Conseco Variable.

CONSECO SERIES TRUST
MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.
   o  Conseco 20 Focus Portfolio
   o  Equity Portfolio
   o  Balanced Portfolio
   o  High Yield Portfolio
   o  Fixed Income Portfolio
   o  Government Securities Portfolio
   o  Money Market Portfolio

THE ALGER AMERICAN FUND
MANAGED BY FRED ALGER MANAGEMENT, INC.
   o  Alger American Growth Portfolio
   o  Alger American Leveraged AllCap Portfolio
   o  Alger American MidCap Growth Portfolio
   o  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT
MANAGEMENT, INC.
   o  VP Income & Growth
   o  VP International
   o  VP Value

BERGER INSTITUTIONAL PRODUCTS TRUST
MANAGED BY BERGER LLC
   o  Berger IPT--Growth Fund (formerly, Berger IPT--100 Fund)
   o  Berger IPT--Growth and Income Fund
   o  Berger IPT--Small Company Growth Fund
   o  Berger IPT--New Generation Fund

MANAGED BY BBOI WORLDWIDE LLC
   o  Berger/BIAM IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
MANAGED BY THE DREYFUS CORPORATION

DREYFUS STOCK INDEX FUND
MANAGED BY THE DREYFUS CORPORATION

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")
MANAGED BY THE DREYFUS CORPORATION
   o  Dreyfus VIF Disciplined Stock Portfolio
   o  Dreyfus VIF International Value Portfolio

FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
   o  Federated High Income Bond Fund II
   o  Federated Utility Fund II

MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.
   o  Federated International Equity Fund II

--------------------------------------------------------------------------------
   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================

INVESCO VARIABLE INVESTMENT FUNDS, INC.
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2000)
MANAGED BY INVESCO FUNDS GROUP, INC.
   o  INVESCO VIF--High Yield Fund
   o  INVESCO VIF--Equity Income Fund

JANUS ASPEN SERIES
MANAGED BY JANUS CAPITAL CORPORATION
   o  Aggressive Growth Portfolio
   o  Growth Portfolio
   o  Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT
   o  Lazard Retirement Equity Portfolio
   o  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD, ABBETT & CO.
   o  Growth & Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
MANAGED BY MITCHELL HUTCHINS ASSET MANAGEMENT INC.
   o  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
MANAGED BY NEUBERGER BERMAN MANAGEMENT INC.
   o  Limited Maturity Bond Portfolio
   o  Partners Portfolio

RYDEX VARIABLE TRUST
MANAGED BY PADCO ADVISORS II, INC.
   o  OTC Fund
   o  Nova Fund

SELIGMAN PORTFOLIOS, INC.
MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED
   o  Seligman Communications and Information Portfolio
   o  Seligman Global Technology Portfolio

STRONG OPPORTUNITY FUND II, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.
   o  Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.
   o  Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION
   o  Worldwide Bond Fund
   o  Worldwide Emerging Markets Fund
   o  Worldwide Hard Assets Fund
   o  Worldwide Real Estate Fund

   Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Monument Series Fixed and Variable Annuity Contract.

   To learn more about the Monument Series Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 27 of this prospectus. For a free copy of the SAI, call us at (800) 824-2726 or write us at our administrative office: 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

THE CONTRACTS:

   o  ARE NOT BANK DEPOSITS
   o  ARE NOT FEDERALLY INSURED
   o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   o  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

   May 1, 2000

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account G
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

TABLE OF CONTENTS
                                                                          PAGE
INDEX OF SPECIAL TERMS.....................................................  5
HIGHLIGHTS.................................................................  6
FEE TABLE..................................................................  7
THE MONUMENT SERIES ANNUITY CONTRACT....................................... 14
ANNUITY PAYMENTS (THE INCOME PHASE)........................................ 14
PURCHASE................................................................... 15
Purchase Payments.......................................................... 15
Allocation of Purchase Payments............................................ 15
Free Look.................................................................. 16
Accumulation Units......................................................... 16
INVESTMENT OPTIONS......................................................... 16
Investment Portfolios...................................................... 16
The Interest Adjustment Account............................................ 18
Voting Rights.............................................................. 19
Substitution............................................................... 19
Transfers.................................................................. 19
Dollar Cost Averaging Program.............................................. 20
Rebalancing Program........................................................ 20
Asset Allocation Program................................................... 21
EXPENSES................................................................... 21
Insurance Charges.......................................................... 21
Contract Maintenance Charge................................................ 21
Transfer Fee............................................................... 21
Premium Taxes.............................................................. 22
Income Taxes............................................................... 22
Investment Portfolio Expenses.............................................. 22
TAXES...................................................................... 22
Annuity Contracts in General............................................... 22
Qualified and Non-Qualified Contracts...................................... 22
Withdrawals--Non-Qualified Contracts....................................... 22
Withdrawals--Qualified Contracts........................................... 23
Withdrawals--Tax-Sheltered Annuities....................................... 23
Diversification............................................................ 23
Investor Control........................................................... 23
ACCESS TO YOUR MONEY....................................................... 24
Systematic Withdrawal Program.............................................. 24
Suspension of Payments or Transfers........................................ 24
PERFORMANCE................................................................ 25

================================================================================


TABLE OF CONTENTS CONT'D

                                                                          PAGE
DEATH BENEFIT.............................................................. 25
Upon Your Death............................................................ 25
Death of Annuitant......................................................... 25
OTHER INFORMATION.......................................................... 26
Conseco Variable........................................................... 26
The Separate Account....................................................... 26
Distributor................................................................ 26
Ownership.................................................................. 26
Beneficiary................................................................ 26
Assignment................................................................. 27
Financial Statements....................................................... 27
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............... 27
APPENDIX A--CONDENSED FINANCIAL INFORMATION................................ 28
APPENDIX B--PARTICIPATING INVESTMENT PORTFOLIOS............................ 31

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account G
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================


INDEX OF SPECIAL TERMS

   Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                            Page
Accumulation Phase..........................................................  14
Accumulation Unit...........................................................  16
Annuitant...................................................................  14
Annuity Date................................................................  14
Annuity Options.............................................................  14
Annuity Payments............................................................  14
Annuity Unit................................................................  16
Beneficiary.................................................................  26
Contract....................................................................  14
Income Phase................................................................  14
Investment Portfolios.......................................................  16
Joint Owner.................................................................  26
Non-Qualified...............................................................  22
Owner.......................................................................  26
Purchase Payment............................................................  15
Qualified...................................................................  22
Tax-Deferral................................................................  22

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HIGHLIGHTS

   The variable annuity contract that we are offering is a contract between you (the owner) and us (the insurance company). The contract provides a way for you to invest on a tax-deferred basis in the sub-accounts (also referred to as investment portfolios) of Conseco Variable Annuity Account G (Separate Account) and the interest adjustment account. Prior to May 1, 2000, the interest adjustment account was known as the market value adjustment account. In certain states, the interest adjustment account may not be available. The contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

   All deferred annuity contracts, like the contract, have two periods: the accumulation phase and the income phase. During the accumulation phase, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The income phase occurs when you begin receiving regular annuity payments from your contract.

   You can choose to receive annuity payments on a variable basis, on a fixed basis or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed payments, the amount of the fixed annuity payments are constant for the entire income phase.

   FREE LOOK. If you cancel the contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the contract. You will receive whatever your contract is worth on the day we receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law.

   TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out during the accumulation phase, earnings come out first and are taxed as ordinary income. If you are younger than age 59-1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment. The part of each payment that is a return of your investment is not taxable as income.

   INQUIRIES. If you need more information, please contact us at:

   Conseco Variable Insurance Company
   11815 N. Pennsylvania Street
   Carmel, Indiana 46032
   (800) 824-2726

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account G
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

FEE TABLE

   The purpose of the Fee Table is to show you the various contract expenses you will pay directly or indirectly. The Fee Table reflects expenses of the Separate Account as well as the investment portfolios.

OWNER TRANSACTION EXPENSES

CONTINGENT DEFERRED SALES CHARGE:         None

TRANSFER FEE: (see Note 2 on Page 11      No charge for one transfer in each
under "Explanation of Fee Table and       30 day period during the accumulation
Examples")                                phase. Thereafter, we may charge a fee
                                          of $25 or 2% of the amount transferred
                                          (whichever is less). We will not
                                          charge for the four transfers allowed
                                          each year during the income phase.
CONTRACT MAINTENANCE CHARGE:              $30 per contract per year
(see Note 3 on Page 11 under "Explanation of Fee
Table and Examples")

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                                           CURRENT CHARGE       MAXIMUM CHARGE
                                          -----------------    ----------------

Mortality and Expense Risk Charge              1.15%                  1.25%
Administrative Charge                           .15%                   .25%
                                              -------                 -------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES         1.30%                  1.50%

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INVESTMENT PORTFOLIO EXPENSES:
(as a percentage of the average daily net assets of an investment portfolio)

                                                                                                        TOTAL ANNUAL
                                                                                   OTHER EXPENSES    PORTFOLIO EXPENSES
                                                                                   (AFTER EXPENSE      (AFTER EXPENSE
                                                                                    REIMBURSEMENT,      REIMBURSEMENT,
                                                           MANAGEMENT    12B-1   IF ANY, FOR CERTAIN      IF ANY, FOR
                                                              FEES        FEES       PORTFOLIOS)      CERTAIN PORTFOLIOS)
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CONSECO SERIES TRUST (a)
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Conseco 20 Focus Portfolio (b) ..........................     0.80%         --          0.10%               0.90%
Equity Portfolio ........................................     0.75%         --          0.02%               0.77%
Balanced Portfolio ......................................     0.75%         --          0.00%               0.75%
High Yield Portfolio (b) ................................     0.80%         --          0.10%               0.90%
Fixed Income Portfolio ..................................     0.60%         --          0.07%               0.67%
Government Securities Portfolio. ........................     0.60%         --          0.06%               0.66%
Money Market Portfolio (c) ..............................     0.35%         --          0.05%               0.40%

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THE ALGER AMERICAN FUND
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Alger American Growth Portfolio .........................     0.75%         --          0.04%               0.79%
Alger American Leveraged AllCap Portfolio (d) ...........     0.85%         --          0.08%               0.93%
Alger American Mid Cap Growth Portfolio .................     0.80%         --          0.05%               0.85%
Alger American Small Capitalization Portfolio ...........     0.85%         --          0.05%               0.90%

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AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
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VP Income & Growth (e) ..................................     0.70%         --          0.00%               0.70%
VP International (e) ....................................     1.34%         --          0.00%               1.34%
VP Value (e) ............................................     1.00%         --          0.00%               1.00%

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BERGER INSTITUTIONAL PRODUCTS TRUST
-------------------------------------------------------------------------------------------------------------------------
Berger IPT--Growth Fund (f) .............................     0.75%         --          0.25%               1.00%
Berger IPT--Growth and Income Fund (f) ..................     0.75%         --          0.25%               1.00%
Berger IPT--Small Company Growth Fund (f) ...............     0.85%         --          0.30%               1.15%
Berger IPT--New Generation Fund (f) .....................     0.85%         --          0.30%               1.15%
Berger/BIAM IPT--International Fund (f) .................     0.90%         --          0.30%               1.20%

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THE DREYFUS SOCIALLY RESPONSIBLE.........................     0.75%         --          0.04%               0.79%
GROWTH FUND, INC
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DREYFUS STOCK INDEX FUND.................................     0.25%         --          0.01%               0.26%

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DREYFUS VARIABLE INVESTMENT FUND
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Dreyfus VIF Disciplined Stock Portfolio .................     0.75%         --          0.06%               0.81%
Dreyfus VIF International Value Portfolio ...............     1.00%         --          0.35%               1.35%

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FEDERATED INSURANCE SERIES
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Federated High Income Bond Fund II ......................     0.60%         --          0.19%               0.79%
Federated International Equity Fund II (g) ..............     0.54%         --          0.71%               1.25%
Federated Utility Fund II ...............................     0.75%         --          0.19%               0.94%

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INVESCO VARIABLE INVESTMENT FUNDS, INC.
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INVESCO VIF--High Yield Fund (h) ........................     0.60%         --          0.47%               1.07%
INVESCO VIF--Equity Income Fund (h) .....................     0.75%         --          0.42%               1.17%

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JANUS ASPEN SERIES, Institutional Shares
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Aggressive Growth Portfolio (i) .........................     0.65%         --          0.02%               0.67%
Growth Portfolio (i) ....................................     0.65%         --          0.02%               0.67%
Worldwide Growth Portfolio (i) ..........................     0.65%         --          0.05%               0.70%

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account G
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

                                                                                                              TOTAL ANNUAL
                                                                                       OTHER EXPENSES     PORTFOLIO EXPENSES
                                                                                       (AFTER EXPENSE       (AFTER EXPENSE
                                                                                        REIMBURSEMENT,       REIMBURSEMENT,
                                                               MANAGEMENT      12B-1  IF ANY, FOR CERTAIN     IF ANY, FOR
                                                                  FEES          FEES     PORTFOLIOS)      CERTAIN PORTFOLIOS)
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LAZARD RETIREMENT SERIES, INC.
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Lazard Retirement Equity Portfolio (j) ......................     0.75%        0.25%        0.25%                 1.25%
Lazard Retirement Small Cap Portfolio (j) ...................     0.75%        0.25%        0.25%                 1.25%

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LORD ABBETT SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
Growth & Income Portfolio ...................................     0.50%          --         0.37%                 0.87%

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MITCHELL HUTCHINS SERIES TRUST
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Growth and Income Portfolio .................................     0.70%          --         0.53%                 1.23%

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NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
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Limited Maturity Bond Portfolio .............................     0.65%          --         0.11%                 0.76%
Partners Portfolio ..........................................     0.80%          --         0.07%                 0.87%

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RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------
OTC Fund ....................................................     0.75%          --         0.80%                 1.55%
Nova Fund ...................................................     0.75%          --         0.80%                 1.55%

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SELIGMAN PORTFOLIOS, INC.
------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio (k) .......     0.75%        0.25%        0.11%                 1.11%
Seligman Global Technology Portfolio (k) ....................     1.00%        0.15%        0.40%                 1.55%

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STRONG OPPORTUNITY FUND II, INC.
------------------------------------------------------------------------------------------------------------------------------
Opportunity Fund II .........................................     1.00%          --         0.14%                 1.14%

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STRONG VARIABLE INSURANCE FUNDS, INC
------------------------------------------------------------------------------------------------------------------------------
Strong Mid Cap Growth Fund II (l) ...........................     1.00%          --         0.15%                 1.15%

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VAN ECK WORLDWIDE INSURANCE TRUST (m)
------------------------------------------------------------------------------------------------------------------------------
Worldwide Bond Fund .........................................     1.00%          --         0.22%                 1.22%
Worldwide Emerging Markets Fund .............................     1.00%          --         0.54%                 1.54%
Worldwide Hard Assets Fund ..................................     1.00%          --         0.26%                 1.26%
Worldwide Real Estate Fund ..................................     1.00%          --         2.23%                 3.23%


   (a) The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the Portfolio's expenses through 4/30/01 to ensure that total annual operating expenses do not exceed: 0.90% for Conseco 20 Focus Portfolio; 0.85% for Equity Portfolio; 0.85% for Balanced Portfolio; 0.90% for High Yield Portfolio; 0.70% for Fixed Income Portfolio; 0.70% for Government Securities Portfolio and 0.45% for Money Market Portfolio. The Adviser and Administrator may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of 3 years, after the date of the waiver.

   (b) Because these Portfolios have not completed a full fiscal year, other expenses are estimated.

   (c) Conseco Capital Management, Inc., since May 1, 1993, has waived its management fees in excess of the annual rate setforth above. Absent such fee waivers, the management fees for the Money Market Portfolio would be 0.60%.

   (d) The Alger American Leveraged AllCap Portfolio's "Other Expenses" includes .01% of interest expense.

================================================================================

   (e) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

   (f) The Funds' investment advisers have agreed to waive their advisory fee and reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT--Growth Fund and the Berger IPT--Growth and Income Fund exceed 1.00%, the normal operating expenses in any fiscal year of each of the Berger IPT--Small Company Growth Fund and the Berger IPT--New Generation Fund exceed 1.15%, and the normal operating expenses of the Berger/BIAM IPT--International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the waiver and reimbursement, the Other Expenses for the Berger IPT--Growth Fund, the Berger IPT--New Generation Fund, the Berger IPT--Growth and Income Fund, the Berger IPT--Small Company Growth Fund and the Berger/BIAM IPT--International Fund would have been 1.43%, 0.43%, 0.64%, 2.10% and 1.55%, respectively, and their Total Annual Portfolio Expenses would have been 2.18%, 1.18%, 1.49%, 2.95% and 2.45%, respectively. These waivers/reimbursements may not be terminated or amended except by a vote of the Fund's Board of Trustees. Expenses shown for the Berger IPT--New Generation Fund are based on estimates for the Fund's first full year of operations.

   (g) Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Global Investment Management Corp., the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 0.75% and 1.46%, respectively.

   (h) The Fund's actual Total Annual Portfolio Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. The expense information presented in the table has been restated from the financials to reflect a change in the administrative services fee. Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses did not exceed 1.05% of the High Yield Fund's average net assets and 1.15% of the Equity Income Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Without such absorption, but excluding any expense offset arrangements, Other Expenses and Total Annual Operating Expenses for the fiscal year ended December 31, 1999 were 0.48% and 1.08% respectively of the High Yield Fund's average net assets, and 0.44% and 1.19% respectively of the Equity Income Fund's average net assets.

   (i) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Growth, Aggressive Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

   (j) Effective May 1, 1999, Lazard Asset Management, the Fund's investment adviser, has voluntarily agreed to reimburse all expenses through December 31, 2000 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 1999 would have been 5.63% for the Lazard Retirement Equity Portfolio and 7.31% for the Lazard Retirement Small Cap Portfolio.

   (k) The amount of the Management Fee and Other Expenses are actual expenses for the fiscal year ended December 31, 1999. Seligman Communications and Information Portfolio and Seligman Global Technology Portfolio began offering shares charging 12b-1 fees effective May 1, 2000. J. & W. Seligman & Co. Incorporated ("Seligman") voluntarily agreed to reimburse expenses of Seligman Global Technology Portfolio, other than the management fee, which exceed .40%. Without reimbursement, Other Expenses and Total Annual Portfolio Expenses would have been .41% and 1.56% respectively, for Seligman Global Technology Portfolio. There is no assurance that Seligman will continue this policy in the future.

   (l) Strong Capital Management, Inc., the fund's advisor of the Strong Mid Cap Growth Fund II, is currently absorbing expenses of 0.02%. Without these absorptions, the expenses would have been 1.17% for the year ended December 31, 1999. The Advisor has no current intention to, but may in the

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account G
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

   (m) Van Eck Associates Corporation (the "Adviser") agreed to assume expenses (excluding interest, foreign taxes and brokerage commissions) exceeding 1.50% of the Worldwide Emerging Markets Fund's average daily net assets for the period January 1, 1999 to May 12, 1999. For the period May 13, 1999 to December 31, 1999, the Adviser agreed to assume expenses (excluding interest, foreign taxes and brokerage commissions) exceeding 1.30% of average daily net assets. For the Worldwide Real Estate Fund, the Adviser agreed to assume expenses (excluding interest, foreign taxes and brokerage commissions) for the period January 2, 1999 to February 28, 1999. The Adviser also agreed to assume expenses exceeding 1.50% of the Worldwide Real Estate Fund's average daily net assets for the period March 3, 1999 to December 31, 1999. The Worldwide Real Estate Fund expenses were also reduced by a fee arrangement based on cash balances left on deposit with the custodian and a directed brokerage arrangement where the Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's expenses.

EXPLANATION OF FEE TABLE AND EXAMPLES

   1. Conseco Variable will not charge you the transfer fee even if there is more than one transfer in a 30-day period during the accumulation phase if the transfer is for the Dollar Cost Averaging or Rebalancing Programs. We will also not charge you a transfer fee on transfers made at the end of the free look period. All reallocations made on the same day count as one transfer.

   2. Conseco Variable will not charge the contract maintenance charge if the value of your contract is $25,000 or more. However, if you make a complete withdrawal, we will charge the contract maintenance charge.

   3. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

   4. The assumed average contract size is $40,000.

   5. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THERE IS CONDENSED FINANCIAL INFORMATION IN APPENDIX A TO THIS PROSPECTUS.

--------------------------------------------------------------------------------

EXAMPLES:

   You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the option listed, regardless of whether you surrender your contract:

   (a) assuming the current charges are assessed;
   (b) assuming the maximum charges are assessed.

                                                                       TIME PERIODS
                                                      1 YEAR       3 YEARS      5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
Conseco 20 Focus ...................................  (a) $23      (a) $70      (a) $120   (a) $258
                                                      (b) $25      (b) $76      (b) $130   (b) $278

Equity .............................................  (a) $21      (a) $66      (a) $113   (a) $242
                                                      (b) $23      (b  $72      (b) $124   (b) $265

Balanced ...........................................  (a) $21      (a) $66      (a) $113   (a) $242
                                                      (b) $23      (b) $72      (b) $123   (b) $263

High Yield .........................................  (a) $23      (a) $70      (a) $120   (a) $258
                                                      (b) $25      (b) $76      (b) $130   (b) $278

Fixed Income .......................................  (a) $20      (a) $63      (a) $108   (a) $234
                                                      (b) $22      (b) $69      (b) $119   (b) $254

Government Securities ..............................  (a) $20      (a) $63      (a) $108   (a) $234
                                                      (b) $22      (b) $69      (b) $119   (b) $254

Money Market .......................................  (a) $18      (a) $55      (a) $ 95   (a) $206
                                                      (b) $20      (b) $61      (b) $105   (b) $227

THE ALGER AMERICAN FUND
Alger American Growth ..............................  (a) $22      (a) $67      (a) $115   (a) $246
                                                      (b) $24      (b) $73      (b) $125   (b) $267

Alger American Leveraged AllCap ....................  (a) $23      (a) $71      (a) $122   (a) $261
                                                      (b) $25      (b) $77      (b) $132   (b) $281

Alger American MidCap Growth .......................  (a) $22      (a) $69      (a) $118   (a) $252
                                                      (b) $24      (b) $75      (b) $128   (b) $273

Alger American Small Capitalization ................  (a) $23      (a) $70      (a) $120   (a) $258
                                                      (b) $25      (b) $76      (b) $130   (b) $278

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC
VP Income & Growth .................................  (a) $21      (a) $64      (a) $110   (a) $237
                                                      (b) $23      (b) $70      (b) $120   (b) $258

VP International ...................................  (a) $27      (a) $83      (a) $142   (a) $301
                                                      (b) $29      (b) $89      (b) $152   (b) $320

VP Value ...........................................  (a) $24      (a) $73      (a) $125   (a) $268
                                                      (b) $26      (b) $79      (b) $135   (b) $287

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth .................................  (a) $24      (a) $73      (a) $125   (a) $268
                                                      (b) $26      (b) $79      (b) $135   (b) $287

Berger IPT--Growth and Income ......................  (a) $24      (a) $73      (a) $125   (a) $268
                                                      (b) $26      (b) $79      (b) $135   (b) $287

Berger IPT--Small Company Growth ...................  (a) $25      (a) $78      (a) $133   (a) $283
                                                      (b) $27      (b) $84      (b) $143   (b) $302

Berger IPT--New Generation .........................  (a) $25      (a) $78      (a) $133   (a) $283
                                                      (b) $27      (b) $84      (b) $143   (b) $302

Berger/BIAM IPT--International .....................  (a) $26      (a) $79      (a) $135   (a) $287
                                                      (b) $28      (b) $85      (b) $145   (b) $307

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC ..  (a) $22      (a) $67      (a) $115   (a) $246
                                                      (b) $24      (b) $73      (b) $125   (b) $267

DREYFUS STOCK INDEX FUND ...........................  (a) $16      (a) $51      (a) $ 87   (a) $191
                                                      (b) $18      (b) $57      (b) $ 98   (b) $212

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio ............  (a) $22      (a) $67      (a) $116   (a) $248
                                                      (b) $24      (b) $73      (b) $126   (b) $269

Dreyfus VIF International Value Portfolio ..........  (a) $27      (a) $84      (a) $143   (a) $302
                                                      (b) $29      (b) $90      (b) $152   (b) $321

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account G
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================


                                                                       TIME PERIODS
                                                      1 YEAR       3 YEARS        5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
Federated High Income Bond II ......................  (a) $26      (a)  $81       (a) $138   (a)  $292
                                                      (b) $28      (b)  $87       (b) $148   (b)  $312

Federated International Equity II ..................  (a) $22      (a)  $67       (a) $115   (a)  $246
                                                      (b) $24      (b)  $73       (b) $125   (b)  $267

Federated Utility II ...............................  (a) $23      (a)  $71       (a) $122   (a)  $262
                                                      (b) $25      (b)  $77       (b) $132   (b)  $282

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield ............................  (a) $24      (a)  $75       (a) $129   (a)  $275
                                                      (b) $26      (b)  $81       (b) $139   (b)  $294

INVESCO VIF--Equity Income .........................  (a) $25      (a)  $78       (a) $134   (a)  $285
                                                      (b) $27      (b)  $84       (b) $144   (b)  $304

JANUS ASPEN SERIES
Aggressive Growth ..................................  (a) $20      (a)  $63       (a) $108   (a)  $234
                                                      (b) $22      (b)  $69       (b) $119   (b)  $254
Growth .............................................  (a) $20      (a)  $63       (a) $108   (a)  $234
                                                      (b) $22      (b)  $69       (b) $119   (b)  $254

Worldwide Growth ...................................  (a) $21      (a)  $64       (a) $110   (a)  $237
                                                      (b) $23      (b)  $70       (b) $120   (b)  $258

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity ...........................  (a) $26      (a)  $81       (a) $138   (a)  $292
                                                      (b) $28      (b)  $87       (b) $148   (b)  $312

Lazard Retirement Small Cap ........................  (a) $26      (a)  $81       (a) $138   (a)  $292
                                                      (b) $28      (b)  $87       (b) $148   (b)  $312

LORD ABBETT SERIES FUND, INC.
Growth & Income ....................................  (a) $22      (a)  $69       (a) $119   (a)  $254
                                                      (b) $24      (b)  $75       (b) $129   (b)  $275

MITCHELL HUTCHINS SERIES TRUST
Growth and Income ..................................  (a) $26      (a)  $80       (a) $137   (a)  $290
                                                      (b) $28      (b)  $86       (b) $147   (b)  $310

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond ..............................  (a) $21      (a)  $66       (a) $113   (a)  $243
                                                      (b) $23      (b)  $72       (b) $123   (b)  $164

Partners ...........................................  (a) $22      (a)  $69       (a) $119   (a)  $254
                                                      (b) $24      (b)  $75       (b) $129   (b)  $275

RYDEX VARIABLE TRUST
OTC ................................................  (a) $29      (a)  $90       (a) $152    (a) $321
                                                      (b) $31      (b)  $96       (b) $162    (b) $340

Nova ...............................................  (a) $29      (a)  $90       (a) $152    (a) $321
                                                      (b) $31      (b)  $96       (b) $162    (b) $340

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio ..  (a) $25      (a)  $76       (a) $131    (a) $279
                                                      (b) $27      (b)  $82       (b) $141    (b) $298

Seligman Global Technology Portfolio ...............  (a) $29      (a)  $90       (a) $152    (a) $321
                                                      (b) $31      (b)  $96       (b) $162    (b) $340

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II ................................  (a) $25      (a)  $77       (a) $132    (a) $282
                                                      (b) $27      (b)  $83       (b) $142    (b) $301

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth II ...........................  (a) $25      (a)  $78       (a) $133    (a) $283
                                                      (b) $27      (b)  $84       (b) $143    (b) $302

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond .....................................  (a) $26      (a)  $80       (a) $136    (a) $289
                                                      (b) $28      (b)  $86       (b) $146    (b) $309

Worldwide Emerging Markets .........................  (a) $29      (a)  $89       (a) $152    (a) $320
                                                      (b) $31      (b)  $95       (b) $162    (b) $339

Worldwide Hard Assets ..............................  (a) $26      (a)  $81       (a) $138    (a) $293
                                                      (b) $28      (b)  $87       (b) $148    (b) $313

Worldwide Real Estate ..............................  (a) $46      (a) $139       (a) $232    (a) $469
                                                      (b) $48      (b) $144       (b) $241    (b) $485

================================================================================

THE MONUMENT SERIES ANNUITY CONTRACT

   This prospectus describes the Monument Series Fixed and Variable Annuity Contract offered by Conseco Variable.

   An annuity is a contract between you, the owner, and an insurance company (in this case Conseco Variable), where the insurance company promises to pay you an income, in the form of annuity payments. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

   The contract benefits from tax-deferral. Tax-deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

   The CONTRACT is a variable annuity. You can choose among 47 investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends upon the investment performance of the investment portfolios you select for the income phase. The contract also contains an interest adjustment account.

   As owner of the contract, you exercise all rights under the contract. You can change the owner at any time by notifying Conseco Variable in writing. You and another person can be named joint owner. We have described more information on this under "Other Information."

ANNUITY PAYMENTS
(THE INCOME PHASE)

   Under the contract you can receive regular income payments. We call these payments ANNUITY PAYMENTS. You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date can be any date selected by you. Your annuity date cannot be any earlier than 90 days after we issue the contract. Your annuity date must be the first day of a calendar month. Annuity payments must begin by the earlier of the annuitant's 90th birthday or the maximum date allowed by law. You can also choose among income plans. We call those ANNUITY OPTIONS.

   We ask you to choose your annuity date when you purchase the contract. With 30 days notice to us, you can change the annuity date or annuity option at any time before the annuity date. The ANNUITANT is the person whose life we look to when we determine annuity payments.

   You can select an annuity option. You can change it at any time 30 days before the annuity date. If you do not choose an annuity option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

   On the annuity date the value of your contract, less any premium tax and less any contract maintenance charge will be applied under the annuity option you selected.

   During the income phase, you can choose to have fixed annuity payments (these payments will come from Conseco Variable's general account), variable annuity payments (these payments will come from the investment portfolios) or a combination of both. Payments cannot come from the interest adjustment account. If you do not tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

   If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

   1) the value of your contract in the investment portfolio(s) on the annuity date;

   2) the 3% or 5% (as you selected) assumed investment rate used in the annuity table for the contract ; and

   3) the performance of the investment portfolio(s) you selected.

   You can choose either a 5% or a 3% assumed investment rate. If the actual performance exceeds the 3% or 5% (as you selected) assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3% or 5% (as you selected), your annuity payments will decrease.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account G
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================



   Unless you notify us otherwise, we will pay the annuity payments to you. You can change the payee at any time prior to the annuity date. Income from any distribution will be reported to you for tax purposes.

   You can choose one of the following annuity options or any other annuity option which is acceptable to Conseco Variable. After annuity payments begin, you cannot change the annuity option.

   OPTION 1. LIFETIME ONLY ANNUITY. We will pay monthly annuity payments during the lifetime of the annuitant. We will stop making payments when the annuitant dies.

   OPTION 2. LIFETIME ANNUITY WITH GUARANTEED PAYMENTS. We will make monthly annuity payments so long as the annuitant is alive. However, when the annuitant dies, if we have made annuity payments for less than the selected guaranteed period you selected (5, 10 or 20 years), we will then continue to make annuity payments to the beneficiary for the rest of the guaranteed period. Payments to the beneficiary will be made at least as rapidly as under the method of payment being used at the time of the annuitant's death. However, after the annuitant dies, the beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

   OPTION 3. INSTALLMENT REFUND LIFE ANNUITY. We will make monthly annuity payments for the installment refund period (the time required for the sum of the payments to equal the amount applied to the annuity option) and thereafter for the life of the annuitant. When the annuitant dies, any amount remaining will be paid to the beneficiary. Payments to the beneficiary will be made at least as rapidly as under the method of payment being used at the time of the annuitant's death. However, the beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

   OPTION 4. PAYMENT FOR A FIXED PERIOD. We will make monthly annuity payments for a fixed period of time (3 to 20 years). However, the beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

   OPTION 5. JOINT AND SURVIVOR ANNUITY. We will make monthly annuity payments so long as the annuitant and a joint annuitant are both alive. When either of these people die, the amount of the annuity payments we will make to the survivor can be equal to 100%, 662/3% or 50% of the amount that we would have paid if both were alive.

   Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, Conseco Variable may make a single lump sum payment to you. Likewise, if your annuity payments would be less than $50 a month, Conseco Variable has the right to change the frequency of payments so that your annuity payments are at least $50.

PURCHASE

PURCHASE PAYMENTS

   A PURCHASE PAYMENT is the money you give us to buy the contract. The minimum we will accept is $50,000 when the contract is bought as a non-qualified contract. If you are buying the contract, as part of a Tax-Sheltered Annuity or an Individual Retirement Annuity (IRA), the minimum we will accept is $10,000. The maximum we accept is $1,000,000 without our prior approval.

   You can make additional purchase payments of $1,000 or more. However, if you select the automatic premium check option, you can make additional payments of $250 each month.

ALLOCATION OF PURCHASE PAYMENTS

   When you purchase a contract, we will allocate your purchase payment to a guarantee period of the interest adjustment account and/or one or more of the investment portfolios you have selected. Currently, you can allocate money to up to 15 investment portfolios at any one time. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. Currently, the minimum amount which can be allocated to the interest adjustment account is $2,000. We reserve the right to change this amount in the future.

   Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not provide us all of the

================================================================================

information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract as of the business day they are received. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

FREE LOOK

   If you change your mind about owning the contract, you can cancel it within 10 days after receiving it (or whatever period is required in your state). On the day we receive your request we will return the value of your contract. In some states, we may be required to refund your purchase payment. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state).

ACCUMULATION UNITS

   The accumulation unit value for each account was arbitrarily set initially at $10.00. The value of the variable annuity portion of your contract will increase or decrease depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an ANNUITY UNIT.

   Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the previous period by a factor for the current period. The factor is determined by:

   1. dividing the value of an investment portfolio share at the end of the current period (and any charges for taxes) by the value of an investment portfolio share for the previous period; and

   2. subtracting the daily amount of the insurance charges.

   The value of an accumulation unit may go up or down from day to day.

   When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

   We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

   EXAMPLE: On Wednesday we receive an additional purchase payment of $10,000 from you. You have told us you want this to go to the Balanced Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an accumulation unit for the Balanced Portfolio is $12.50. We then divide $10,000 by $12.50 and credit your contract on Wednesday night with 800 accumulation units for the Balanced Portfolio.

INVESTMENT OPTIONS

INVESTMENT PORTFOLIOS

   The contract offers 47 INVESTMENT PORTFOLIOS which are listed below. YOU CAN INVEST IN UP TO 15 INVESTMENT PORTFOLIOS AT ANY ONE TIME. Additional investment portfolios may be available in the future.

   You should read the prospectuses for these funds carefully. Copies of these prospectuses will be sent to you with your contract. If you would like a copy of the fund prospectuses, call Conseco Variable at: (800) 557-7043. See Appendix B which contains a summary of investment objectives and strategies for each portfolio.

   The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the portfolios have the same investment advisers.

   A portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account G
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================


market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

CONSECO SERIES TRUST

   Conseco Series Trust is a mutual fund with multiple portfolios. Conseco Series Trust is managed by Conseco Capital Management, Inc., an affiliate of
         Conseco Variable. The following portfolios are available under the contract:

   Conseco 20 Focus Portfolio
   Equity Portfolio
   Balanced Portfolio
   High Yield Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio

THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. Fred Alger Management, Inc. serves as the Fund's investment adviser. The following portfolios are available under the contract:

   Alger American Growth Portfolio
   Alger American Leveraged AllCap Portfolio
   Alger American MidCap Growth Portfolio
   Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following portfolios are available under the contract:

   VP Income & Growth
   VP International
   VP Value

BERGER INSTITUTIONAL PRODUCTS TRUST

   Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC (formerly, Berger Associates, Inc.) is the investment adviser to all portfolios except the Berger/BIAM IPT--International Fund. BBOI Worldwide LLC, a joint venture between Berger LLC and Bank of Ireland Asset Management (U.S.) Limited (BIAM), is the adviser to the Berger/BIAM IPT--International Fund. BBOI Worldwide LLC has delegated daily management of the Fund to BIAM. Berger LLC and BIAM have entered into an agreement to dissolve BBOI Worldwide LLC. The dissolution of BBOI Worldwide LLC will have no effect on the investment advisory services provided to the Fund. Contingent upon shareholder approval, when BBOI Worldwide LLC is dissolved, Berger LLC will become the Fund's advisor and BIAM will continue to be responsible for day-to-day management of the Fund's portfolio as sub-advisor. If approved by shareholders, these advisory changes are expected to take place in the first half of this year. The following portfolios are available under the contract:

   Berger IPT--Growth Fund
   (formerly, Berger IPT--100 Fund)
   Berger IPT--Growth and Income Fund
   Berger IPT--Small Company Growth Fund
   Berger IPT--New Generation Fund
   Berger/BIAM IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

   The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation. Dreyfus has hired NCM Capital Management Group, Inc. to serve as sub-investment adviser and provide day-to-day management of the Fund's investments.

DREYFUS STOCK INDEX FUND

   The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

DREYFUS VARIABLE INVESTMENT FUND

   The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following portfolios are available under the contract:

   Dreyfus VIF Disciplined Stock Portfolio
   Dreyfus VIF International Value Portfolio

FEDERATED INSURANCE SERIES

   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the investment adviser of the Federated High Income Bond Fund IIand the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser of the Federated International Equity Fund II. The following portfolios are available under the contract:

   Federated High Income Bond Fund II
   Federated International Equity Fund II
   Federated Utility Fund II

================================================================================

INVESCO VARIABLE INVESTMENT FUNDS, INC.
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2000)

   INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:

   INVESCO VIF -- High Yield Fund
   INVESCO VIF -- Equity Income Fund

JANUS ASPEN SERIES

   The Janus Aspen Series is a mutual fund with multiple portfolios which are advised by Janus Capital Corporation. The following portfolios are available under the contract:

   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co. LLC, is the investment manager for each portfolio. The following portfolios are available under the contract:

   Lazard Retirement Equity Portfolio
   Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios managed by Lord, Abbett & Co. The following portfolio is available under the contract:

   Growth & Income Portfolio

MITCHELL HUTCHINS SERIES TRUST

   Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Mitchell Hutchins Asset Management Inc. provides advisory and administrative services to the Fund. The following portfolio is available under the contract:

   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. Neuberger Berman Management Inc. serves as investment adviser. The following portfolios are available under the contract:

   Limited Maturity Bond Portfolio
   Partners Portfolio

RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by PADCO Advisors II, Inc. The following portfolios are available under the contract:

   OTC Fund
   Nova Fund

SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

   Seligman Communications and Information Portfolio

   Seligman Global Technology Portfolio

STRONG OPPORTUNITY FUND II, INC.

   Strong Opportunity Fund II is a mutual fund and Strong Capital Management, Inc. serves as the investment advisor. The following portfolio is available under the contract:

   Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.

   Strong Variable Insurance Funds, Inc. is a mutual fund with multiple series. Strong Capital Management, Inc. serves as the investment advisor. The following series is available under the contract:

   Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios which are managed by Van Eck Associates Corporation. The following portfolios are available under the contract:

   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

   Shares of the funds are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Conseco Variable. Certain investment portfolios are also sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

   Conseco Variable may enter into certain arrangements under which it is reimbursed by the investment portfolios' advisers, distributors and/or affiliates for the administrative services which it provides to the portfolios.

THE INTEREST ADJUSTMENT ACCOUNT

   You can also invest in one of the guarantee periods of the interest adjustment account of Conseco

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account G
                                                    INDIVIDUAL AND GROUP ANNUITY
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   Variable. If you take money out (whether by withdrawal, transfer or annuitization) before the end of a guarantee period, an adjustment will be made to the amount withdrawn. The adjustment may be positive or negative. However, you will never get back less than your purchase payment accumulated at 3%. Prior to May 1, 2000, the interest adjustment account was known as the market value adjustment account. The interest adjustment account may not be available in your state.

 VOTING RIGHTS

   Conseco Variable is the legal owner of the investment portfolio shares. However, Conseco Variable believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. Should Conseco Variable determine that it is no longer required to comply with the above, it will vote the shares in its own right.

SUBSTITUTION

   Conseco Variable may, in the interest of shareholders, deem it necessary to discontinue one or more of the investment portfolios or substitute a new portfolio for an existing portfolio. In the event that such a situation might occur, we will notify you in advance. We will obtain prior approval from the Securities and Exchange Commission before any such change is made.

TRANSFERS

   You can transfer money among the interest adjustment account and the investment portfolios. Currently, you can allocate money to up to 15 investment portfolios at any one time.

   TRANSFERS DURING THE ACCUMULATION PHASE. You can make one transfer in a 30-day period during the accumulation phase without charge. You can make a transfer to or from the interest adjustment account and to or from any investment portfolio. If you make more than one transfer in a 30-day period, a transfer fee of $25 or 2% of the amount transferred (whichever is less) may be deducted. The following apply to any transfer during the accumulation phase:

   1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio. This requirement is waived if the transfer is pursuant to the dollar cost averaging or rebalancing programs.

   2. You must leave at least $500 in each investment portfolio or each guarantee period of the interest adjustment account after you make a transfer unless the entire amount is being transferred.

   3. Your request for a transfer must clearly state which investment portfolio(s) or guarantee period of the interest adjustment account are involved in the transfer.

   4. Your request for transfer must clearly state how much the transfer is for.

   TRANSFERS DURING THE INCOME PHASE. You can only make four transfers every year during the income phase. The four transfers are free. We measure a year from the anniversary of the day we issued your contract. The following apply to any transfer during the income phase:

   1. You can make transfers at least 30 days before the due date of the first annuity payment for which the transfer will apply.

   2. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio.

   3. You must leave at least $500 in each investment portfolio (or $0 if you are transferring the entire amount) after a transfer.

   4. No transfers can be made between the general account and the investment portfolios. You may only make transfers between the investment portfolios.

   This product is not designed for professional market timing organizations. Conseco Variable reserves the right to modify (including terminating) the transfer privileges described above.

   TELEPHONE/INTERNET TRANSFERS. You can elect to make transfers by telephone. You may also elect to make transfers over the internet. Internet transfers may not be available (check with your registered representative). Internet transfers are subject to our administrative rules and procedures. If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. You can also authorize someone else to make transfers for you. If you own the contract with a joint owner, unless Conseco Variable is instructed otherwise, Conseco Variable will accept instructions from either you or the other owner. Conseco Variable will use reasonable procedures to confirm that instructions given to us by telephone are genuine. All telephone calls will be

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recorded and the caller will be asked to produce personalized data about the owner before we will make the telephone transfer. Personalized data will also be required for internet transfers. We will send you a written confirmation of the transfer. If Conseco Variable fails to use such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

DOLLAR COST AVERAGING PROGRAM

   The Dollar Cost Averaging Program allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually from the Money Market Portfolio to any of the other investment portfolio(s). Currently, you can select up to 15 investment portfolios for dollar cost averaging. You cannot transfer to the interest adjustment account under this program. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

   You must have at least $2,000 in the Money Market Portfolio in order to participate in the Dollar Cost Averaging Program.

   All dollar cost averaging transfers will be made on the first business day of the month. You can sign up for dollar cost averaging for a specified time period. Dollar cost averaging will end when the value in the Money Market Portfolio is zero. We will notify you when that happens. You cannot cancel the dollar cost averaging program once it starts. A transfer request will not automatically terminate the program.

   If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. If you are participating in the Dollar Cost Averaging Program, you can participate in the systematic withdrawal program. Conseco Variable reserves the right, at any time and without prior notice, to terminate, suspend or modify its Dollar Cost Averaging Program. Currently, there is no charge for participating in the Dollar Cost Averaging Program. However, Conseco Variable reserves the right to charge for this program in the future.

   Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected investment portfolio(s) regardless of fluctuating price levels of the invest ment portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING PROGRAM

   Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. If the value of your contract is at least $5,000, you can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Rebalancing Program. The Rebalancing Program may also be available through the internet (check with your registered representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures. You can select up to 15 investment portfolios for rebalancing. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the date you selected. You must use whole percentages in 1% increments for rebalancing. There will be no rebalancing within the interest adjustment account. You can discontinue rebalancing at any time. You can change your rebalancing requests at any time in writing or through internet access which we must receive before the next rebalancing date. If you participate in the Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Rebalancing Program. Conseco Variable reserves the right, at any time and without prior notice, to terminate, suspend or modify its Rebalancing Program.

EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Fixed Income Portfolio and 60% to be in Growth Portfolio. Over the next 21/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Conseco Variable would sell some of your units in the Fixed Income Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Portfolio to increase those holdings to 60%.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account G
                                                    INDIVIDUAL AND GROUP ANNUITY
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ASSET ALLOCATION PROGRAM

   We understand the importance to you of having advice from a financial adviser regarding your investments in the contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Conseco Variable has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your contract during the accumulation phase.

   Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from the value of your contract to pay for the services of the investment adviser. If the contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 591/2, it may be subject to a tax penalty. If the contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your contract.

EXPENSES

   There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

   Each day, Conseco Variable makes a deduction for its insurance charges. Conseco Variable does this as part of its calculation of the value of the accumulation units and the annuity units. Insurance charges do not apply to amounts allocated to the interest adjustment account.

   The insurance charge has two parts: 1) the mortality and expense risk charge, and 2) the administrative charge.

   o MORTALITY AND EXPENSE RISK CHARGE. This charge is equal, on an annual basis, to 1.15% of the average daily value of the contract invested in an investment portfolio. This charge may be increased but it will not exceed 1.25% of the average daily value of the contract invested in an investment portfolio. We will give you 90 days' notice if this charge is increased. This charge is for the insurance benefits provided under the contract and certain administrative and distribution expenses associated with the contract.

   o ADMINISTRATIVE CHARGE. This charge is equal, on an annual basis, to .15% of the average daily value of the contract invested in an investment portfolio. This charge may be increased but it will not exceed .25% of the average daily value of the contract invested in an investment portfolio. We will give you 90 days' notice if this charge is increased. This charge is for certain administrative expenses.

CONTRACT MAINTENANCE CHARGE

   During the accumulation phase, every year on the anniversary of the date when your contract was issued, Conseco Variable deducts $30 from your contract as a contract maintenance charge. The charge is deducted from the investment portfolio or the guarantee period of the interest adjustment account with the largest balance. Conseco Variable does not deduct a contract maintenance charge during the income phase. This charge is for certain administrative expenses associated with the contract.

   Under current practices, Conseco Variable does not deduct this charge if the value of your contract is $25,000 or more. Conseco Variable may some time in the future discontinue this practice and deduct the charge regardless of your contract value.

   If you make a complete withdrawal from your contract, Conseco Variable will deduct the contract maintenance charge. The charge will also be deducted if the annuity date is other than an anniversary.

TRANSFER FEE

   You can make one free transfer every 30 days during the accumulation phase. If you make more than one transfer in a 30-day period, you could be charged a transfer fee of $25 or 2% of the amount transferred, whichever is less. The transfer fee is deducted from the account from which the transfer was made. If the entire amount in the account is transferred, the fee will be deducted from the amount transferred. If you transfer money from more than one account, the charge is deducted from the account with the largest balance. The four transfers permitted each year during the income phase are free.

   All reallocations made in the same day count as one transfer. Transfers made at the end of the free

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look period by us are not counted in determining the transfer fee. If the transfer is part of the Dollar Cost Averaging Program or the Rebalancing Program it will not count in determining the transfer fee.

PREMIUM TAXES

   Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Conseco Variable is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. These taxes are due either when the contract is issued or when annuity payments begin. It is Conseco Variable's current practice to deduct these taxes when either annuity payments begin or upon partial or full surrender of the contract. Conseco Variable may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the state.

INCOME TAXES

   Conseco Variable will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

   There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fund prospectuses.

TAXES

   NOTE: CONSECO VARIABLE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. CONSECO VARIABLE HAS INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

   Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

   Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as TAX-DEFERRAL. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract--qualified or non-qualified (see following sections).

   You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs--either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

   When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

   If you purchase the contract as an individual and not under an Individual Retirement Annuity (IRA) or a Tax-Sheltered Annuity (TSA or 403(b) annuity), your contract is referred to as a NON-QUALIFIED contract.

   If you purchase the Contract under an IRA or TSA, your Contract is referred to as a QUALIFIED contract. A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

WITHDRAWALS--NON-QUALIFIED CONTRACTS

   If you make a withdrawal from your non-qualified contract, the Code generally treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account G
                                                    INDIVIDUAL AND GROUP ANNUITY
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   The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

   (1)  paid on or after you reach age 59-1/2;
   (2)  paid after you die;
   (3) paid if you become totally disabled (as that term is defined in the Code);
   (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;
   (5)  paid under an immediate annuity; or
   (6)  which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS--QUALIFIED CONTRACTS

   If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

   The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

    (1) paid on or after you reach age 59-1/2;
    (2) paid after you die;
    (3) paid if you become totally disabled (as that term is defined in the Code);
    (4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;
    (5) paid to you after you have attained age 55 and you have left your employment;
    (6) paid for certain allowable medical expenses (as defined in the Code);
    (7) paid pursuant to a qualified domestic relations order;
    (8) paid on account of an IRS levy upon the qualified contract;
    (9) paid from an IRA for medical insurance (as defined in the Code);
   (10) paid from an IRA for qualified higher education expenses; or
   (11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

   The exceptions in (5) and (7) above do not apply to IRAs. The exception in
(4) above applies to IRAs but without the requirement of leaving employment.

   We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS--TAX-SHELTERED ANNUITIES

   The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made under the following circumstances:

   (1) when you reach age 59-1/2;
   (2) when you leave your job;
   (3) when you die;
   (4) if you become disabled (as that term is defined in the Code);
   (5) in the case of hardship; or
   (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

   However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings. You should consult your own tax adviser about your own circumstances.

DIVERSIFICATION

   The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Conseco Variable believes that the investment portfolios are being managed so as to comply with the requirements.

INVESTOR CONTROL

   Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Conseco Variable would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is

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unknown to what extent under federal tax law owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

   Due to the uncertainty in this area, Conseco Variable reserves the right to modify the contract as reasonably deemed necessary to maintain favorable tax treatment.

ACCESS TO YOUR MONEY

   You can have access to the money in your contract :

   (1) by making a withdrawal (either a partial or a complete withdrawal);
   (2) by electing to receive annuity payments; or
   (3) when a death benefit is paid to your beneficiary.

   In general, withdrawals can only be made during the accumulation phase.

   When you make a complete withdrawal, you will receive the value of the contract on the day you made the withdrawal, less any premium tax and less any contract maintenance charge.

   You must tell us which account (investment portfolio(s) and/or guarantee period of the interest adjustment account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any investment portfolio or the interest adjustment account must be for at least $500. Conseco Variable requires that after a partial withdrawal is made there must be at least $500 left in your contract and in any investment portfolio.

   Conseco Variable will pay the amount of any withdrawal from the investment portfolios within 7 days of your request in good order unless the suspension of payments or transfers provision (see below) is in effect.

   INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

   There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan (tax-sheltered annuity). For a more complete explanation, see "Taxes" and the discussion in the Statement of Additional Information.

SYSTEMATIC WITHDRAWAL PROGRAM

   The Systematic Withdrawal Program allows you to choose to receive your automatic payments either monthly, quarterly, semi-annually or annually. You must have at least $5,000 in your contract to start the program. Conseco Variable reserves the right to change this amount. You cannot take systematic withdrawals from the interest adjustment account. You can instruct Conseco Variable to withdraw a level dollar amount or percentage from specified investment options, largest account balance or on a pro-rata basis. If you do a reallocation and do not specify investment options, all systematic withdrawals will then default to a pro-rata basis. Each withdrawal under the program must be for at least $100. The systematic withdrawal program will end any time you designate. If you make a partial withdrawal outside the program and the value of your contract is less than $5,000 the program will automatically terminate. Conseco Variable does not have any charge for this program.

   All systematic withdrawals will be paid on the last business day of the month (beginning with the first full month after you bought your contract).

   INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

   Conseco Variable may be required to suspend or postpone payments for withdrawal or transfers from the investment portfolios for any period when:

   1. the New York Stock Exchange is closed (other than customary weekend and holiday closings); 2. trading on the New York Stock Exchange is restricted;

   3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or Conseco Variable cannot reasonably value the shares of the investment portfolios;

   4. during any other period when the SEC, by order, so permits for the protection of owners.

   Conseco Variable has reserved the right to defer payment for a withdrawal or transfer from the interest adjustment account for the period permitted by law but not for more than six months.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account G
                                                    INDIVIDUAL AND GROUP ANNUITY
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PERFORMANCE

   Conseco Variable may periodically advertise performance of the annuity investment in the various investment portfolios. Conseco Variable will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the fees and expenses of the investment portfolio. It does not reflect the deduction of any applicable contract maintenance charge. The deduction of any applicable contract maintenance charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include standardized average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge and the fees and expenses of the investment portfolio.

   For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding portfolios, modified to reflect the charges and expenses of the contract as if the contract had been in existence during the period stated in the advertisement. These figures should not be interpreted to reflect actual historical performance.

   Conseco Variable may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

DEATH BENEFIT

UPON YOUR DEATH

   If you die before annuity payments begin, Conseco Variable will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first Owner dies. The surviving joint owner will be treated as the beneficiary.

   If death occurs prior to age 80, the amount of the death benefit will be the greater of:

   (1) the value of your contract at the time Conseco Variable receives proof of death and a payment election; or

   (2) the total purchase payments you have made, less any withdrawals.

   If death occurs at age 80 or later, the death benefit will be the contract value at the time Conseco Variable receives proof of death and a payment election.

   The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Different rules may apply in the case of an Individual Retirement Annuity.

   If you or any joint owner (who is not the annuitant) dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution prior to the death of the owner or joint owner. If you die during the income phase, the beneficiary becomes the owner. If any joint owner dies during the income phase, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary on record at the time of death will be treated as a contingent beneficiary. Different rules may apply in the case of an Individual Retirement Annuity.

DEATH OF ANNUITANT

   If the annuitant, who is not an owner or joint owner, dies during the accumulation phase, you can name a new annuitant. Unless another annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

   Upon the death of the annuitant during the income phase, the death benefit, if any, will be as provided for in the annuity option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

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OTHER INFORMATION

CONSECO VARIABLE

   Conseco Variable Insurance Company was originally organized in 1937. Prior to October 7, 1998, Conseco Variable Insurance Company was known as Great American Reserve Insurance Company. In certain states, we may still use the name Great American Reserve Insurance Company until our name change is approved in the state. It is principally engaged in the life insurance business in 49 states and the District of Columbia. Conseco Variable is a stock company organized under the laws of the state of Texas and is an indirect wholly-owned subsidiary of Conseco, Inc. Conseco, Inc. is a publicly held financial services holding company and one of middle America's leading sources for investment, insurance and lending products. Through its subsidiaries Conseco, Inc. is one of the nations' leading providers of supplemental health insurance, retirement annuities and universal life insurance.

THE SEPARATE ACCOUNT

   Conseco Variable has established a separate account to hold the assets that underlie the contracts. Conseco Variable Annuity Account G serves the variable annuity portion of the contract. Prior to May 1, 1999, Conseco Variable Annuity Account G was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Conseco Variable adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Conseco Variable Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Conseco Variable Annuity Account G is divided into sub-accounts.

   The assets of the Separate Account are held in Conseco Variable's name on behalf of the Separate Account and legally belong to Conseco Variable. However, those assets that underlie the contract are not chargeable with liabilities arising out of any other business Conseco Variable may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Conseco Variable may issue.

   The obligations under the contracts are obligations of Conseco Variable Insurance Company.

DISTRIBUTOR

   Conseco Equity Sales, Inc. (CES), 11815 N. Pennsylvania Street, Carmel, Indiana 46032, acts as the distributor of the Contracts. CES, an affiliate of Conseco Variable, is registered as a broker-dealer under the Securities Exchange Act of 1934. CES is a member of the National Association of Securities Dealers, Inc.

   Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers commissions may cost up to .75% of purchase payments plus an annual trail commission in the amount of .75% of the value of the contract for promotional or distribution expenses associated with the marketing of the contracts. In addition, under certain circumstances, payments may be made to certain sellers for other services not directly related to the sale of the contracts.

OWNERSHIP

   The contract is an allocated fixed and variable deferred annuity contract. This group contract is issued to a contract holder, for the benefit of the participants in the group. You are a participant in the group and will receive a certificate evidencing your ownership. You, as the OWNER of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract refers to your certificate. In some states, an individual fixed and variable deferred annuity contract may be available instead, which is identical to the group contract described in this prospectus except that it is issued directly to the owner.

   Spousal JOINT OWNER are allowed with this contract (except if it is issued pursuant to a qualified plan). Upon the death of either joint owner, the surviving owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY

   The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account G
                                                    INDIVIDUAL AND GROUP ANNUITY
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ASSIGNMENT

   You can assign the contract at any time during your lifetime. Conseco Variable will not be bound by the assignment until it receives the written notice of the assignment. Conseco Variable will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

   If the contract is issued pursuant to a qualified plan, there are limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

   The financial statements of Conseco Variable are included in the Statement of Additional Information. They should be considered only as bearing on the ability of Conseco Variable to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the investment portfolios. The value of the investment portfolios is affected primarily by the performance of the underlying investments.

   The financial statements of Conseco Variable Annuity Account G are included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION
   Company
   Independent Accountants
   Legal Opinions
   Distribution
   Calculation of Performance Information
   Federal Tax Status
   Annuity Provisions
   Financial Statements

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APPENDIX A--CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY

   The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Conseco Variable Annuity Account G's financial statements. This information should be read in conjunction with Conseco Variable Annuity Account G's financial statements and related notes which are included in the Statement of Additional Information.

                                                                     YEAR ENDED         PERIOD ENDED
SUB-ACCOUNT                                                           12/31/99           12/31/98
------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST EQUITY
Beginning of Period..................................................    $14.764             $12.937
End of Period........................................................    $21.755             $14.764
No. of Accum. Units Outstanding......................................      4,335               2,408
CONSECO SERIES TRUST BALANCED
Beginning of Period..................................................    $13.209             $12.124
End of Period........................................................    $17.061             $13.209
No. of Accum. Units Outstanding......................................     18,122              13,461
CONSECO SERIES TRUST FIXED INCOME
Beginning of Period..................................................    $11.222             $10.708
End of Period........................................................    $11.034             $11.222
No. of Accum. Units Outstanding......................................      8,054               7,921
CONSECO SERIES TRUST GOVERNMENT SECURITIES
Beginning of Period..................................................    $11.230             $10.626
End of Period........................................................    $10.812             $11.230
No. of Accum. Units Outstanding......................................     10,693               2,362
CONSECO SERIES TRUST MONEY MARKET
Beginning of Period..................................................    $10.659             $10.263
End of Period........................................................    $11.036             $10.659
No. of Accum. Units Outstanding......................................    724,556               1,583
ALGER AMERICAN GROWTH
Beginning of Period..................................................    $17.566             $12.018
End of Period........................................................    $23.190             $17.566
No. of Accum. Units Outstanding......................................     16,372               5,855
ALGER AMERICAN LEVERAGED ALLCAP
Beginning of Period..................................................    $18.580             $11.926
End of Period........................................................    $32.658             $18.580
No. of Accum. Units Outstanding......................................     17,588               2,615
ALGER AMERICAN MIDCAP GROWTH
Beginning of Period..................................................    $15.392             $11.967
End of Period........................................................    $20.032             $15.392
No. of Accum. Units Outstanding......................................      9,298               1,813
ALGER AMERICAN SMALL CAPITALIZATION
Beginning of Period..................................................    $14.387             $12.616
End of Period........................................................    $20.367             $14.387
No. of Accum. Units Outstanding......................................      2,424                 643
AMERICAN CENTURY VP INCOME & GROWTH
Beginning of Period..................................................    $10.826             $10.000
End of Period........................................................    $12.612             $10.826
No. of Accum. Units Outstanding .....................................     42,620               6,940
AMERICAN CENTURY VP INTERNATIONAL
Beginning of Period..................................................    $ 9.710             $10.000
End of Period........................................................    $15.723              $9.710
No. of Accum. Units Outstanding .....................................     35,028                 767
AMERICAN CENTURY VP VALUE
Beginning of Period..................................................    $ 9.318             $10.000
End of Period........................................................    $ 9.120             $ 9.318
No. of Accum. Units Outstanding .....................................      9,758               4,663
BERGER IPT--GROWTH
Beginning of Period..................................................    $ 9.711             $10.000
End of Period........................................................    $14.295             $ 9.711
No. of Accum. Units Outstanding .....................................      3,035                   0

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account G
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

                                                                               YEAR ENDED         PERIOD ENDED
SUB-ACCOUNT                                                                     12/31/99            12/31/98
-----------------------------------------------------------------------------------------------------------------
BERGER IPT--GROWTH AND INCOME
  Beginning of Period................................................            $11.184             $10.000
  End of Period......................................................            $17.558             $11.184
  No. of Accum. Units Outstanding ...................................             44,589               4,269
BERGER IPT--SMALL COMPANY GROWTH
  Beginning of Period................................................            $ 8.832             $10.000
  End of Period......................................................            $16.690             $ 8.832
  No. of Accum. Units Outstanding....................................              2,342                   0
BERGER/BIAM IPT--INTERNATIONAL
  Beginning of Period................................................            $ 9.992             $10.000
  End of Period......................................................            $12.961             $ 9.992
  No. of Accum. Units Outstanding....................................                214                   0
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
  Beginning of Period................................................            $11.078             $10.000
  End of Period......................................................            $14.225             $11.078
  No. of Accum. Units Outstanding....................................              8,135                 340
DREYFUS STOCK INDEX FUND
  Beginning of Period................................................            $10.964             $10.000
  End of Period......................................................            $13.052             $10.964
  No. of Accum. Units Outstanding....................................             38,679               4,735
DREYFUS VIF DISCIPLINED STOCK
  Beginning of Period................................................            $10.726             $10.000
  End of Period......................................................            $12.541             $10.726
  No. of Accum. Units Outstanding....................................              4,703               2,317
DREYFUS VIF INTERNATIONAL VALUE
  Beginning of Period................................................            $ 9.423             $10.000
  End of Period......................................................            $11.889             $ 9.423
  No. of Accum. Units Outstanding....................................              2,227                 816
FEDERATED HIGH INCOME BOND II
  Beginning of Period................................................            $ 9.806             $10.000
  End of Period......................................................            $ 9.902             $ 9.806
  No. of Accum. Units Outstanding....................................             16,320               3,262
FEDERATED INTERNATIONAL EQUITY II
  Beginning of Period................................................            $13.510             $10.900
  End of Period......................................................            $24.656             $13.510
  No. of Accum. Units Outstanding....................................                390                   0
FEDERATED UTILITY II
  Beginning of Period................................................            $10.906             $10.000
  End of Period......................................................            $10.948             $10.906
  No. of Accum. Units Outstanding....................................              2,627               2,530
INVESCO VIF--HIGH YIELD
  Beginning of Period................................................            $11.374             $11.362
  End of Period......................................................            $12.260             $11.374
  No. of Accum. Units Outstanding....................................             16,490                 653
INVESCO VIF--EQUITY INCOME
  Beginning of Period................................................            $13.741             $12.074
  End of Period......................................................            $15.577             $13.741
  No. of Accum. Units Outstanding....................................                866                   0
JANUS AGGRESSIVE GROWTH
  Beginning of Period................................................            $11.694             $10.000
  End of Period......................................................            $26.019             $11.694
  No. of Accum. Units Outstanding....................................             21,535                 277
JANUS GROWTH
  Beginning of Period................................................            $11.565             $10.000
  End of Period......................................................            $16.437             $11.565
  No. of Accum. Units Outstanding....................................             43,956               7,982

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                                                                                  YEAR ENDED      PERIOD ENDED
SUB-ACCOUNT                                                                        12/31/99         12/31/98
-----------------------------------------------------------------------------------------------------------------
JANUS WORLDWIDE GROWTH
  Beginning of Period...................................................           $10.511          $10.000
  End of Period.........................................................           $17.063          $10.511
  No. of Accum. Units Outstanding.......................................            47,139            7,444
LAZARD RETIREMENT EQUITY
  Beginning of Period...................................................           $10.560          $10.000
  End of Period.........................................................           $11.274          $10.560
  No. of Accum. Units Outstanding.......................................               905            6,642
LAZARD RETIREMENT SMALL CAP
  Beginning of Period...................................................           $ 8.559          $10.000
  End of Period.........................................................           $ 8.882          $ 8.559
  No. of Accum. Units Outstanding.......................................           416              873
LORD ABBETT GROWTH & INCOME
  Beginning of Period...................................................           $12.975          $11.645
  End of Period.........................................................           $14.952          $12.975
  No. of Accum. Units Outstanding.......................................             4,643            3,668
MITCHELL HUTCHINS GROWTH AND INCOME
  Beginning of Period...................................................           $ 9.905          $10.000
  End of Period.........................................................           $10.787          $ 9.905
  No. of Accum. Units Outstanding.......................................               119                0
NEUBERGER BERMAN LIMITED MATURITY BOND
  Beginning of Period...................................................           $10.164          $10.000
  End of Period.........................................................           $10.181          $10.164
  No. of Accum. Units Outstanding.......................................             4,967            2,323
NEUBERGER BERMAN PARTNERS
  Beginning of Period...................................................           $ 9.281          $10.000
  End of Period.........................................................           $ 9.836          $ 9.281
  No. of Accum. Units Outstanding.......................................             1,860            2,063
STRONG OPPORTUNITY II
Beginning of Period.....................................................           $ 9.547          $10.000
  End of Period.........................................................           $12.713          $ 9.547
  No. of Accum. Units Outstanding.......................................            10,751            2,083
STRONG MID CAP GROWTH II
  Beginning of Period...................................................           $11.533          $10.000
  End of Period.........................................................           $21.617          $11.533
  No. of Accum. Units Outstanding.......................................            10,944              773
VAN ECK WORLDWIDE BOND
  Beginning of Period...................................................           $10.850          $ 8.060
  End of Period.........................................................           $ 9.872          $10.850
  No. of Accum. Units Outstanding.......................................             2,314            1,319
VAN ECK WORLDWIDE EMERGING MARKETS
  Beginning of Period...................................................           $ 5.239          $10.000
  End of Period.........................................................           $10.357          $ 5.239
  No. of Accum. Units Outstanding.......................................             6,406              245
VAN ECK WORLDWIDE HARD ASSETS
Beginning of Period.....................................................           $ 7.136          $10.466
  End of Period.........................................................           $ 8.523          $ 7.136
  No. of Accum. Units Outstanding.......................................             2,649                0
VAN ECK WORLDWIDE REAL ESTATE
  Beginning of Period...................................................           $ 8.520          $10.000
  End of Period.........................................................           $ 8.240          $ 8.520
  No. of Accum. Units Outstanding.......................................               560                0

There are no accumulation unit values shown for the following sub-accounts because they were not available under your contract until the date of this prospectus: Conseco 20 Focus; Conseco High Yield; Berger IPT--New Generation; Rydex OTC; Rydex Nova; Seligman Communications and Information; and Seligman Global Technology.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account G
                                                    INDIVIDUAL AND GROUP ANNUITY
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APPENDIX B--PARTICIPATING INVESTMENT PORTFOLIOS

   Below is a summary of the investment objectives and strategies of each investment portfolio available under the contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

   The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

CONSECO SERIES TRUST

   Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM) which is an affiliate of Conseco Variable. Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the contract:

CONSECO 20 FOCUS PORTFOLIO

   The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20-30 common stocks.

EQUITY PORTFOLIO

   The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

BALANCED PORTFOLIO

   The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

HIGH YIELD PORTFOLIO

   The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities (those rated BB+/Bal or lower by independent rating agencies).

FIXED INCOME PORTFOLIO

   The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

GOVERNMENT SECURITIES PORTFOLIO

   The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

MONEY MARKET PORTFOLIO

   The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the contract:

ALGER AMERICAN GROWTH PORTFOLIO

   The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can borrow money in amounts of up to one-third of its total assets to buy additional securities.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

   The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of compa-

================================================================================

nies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO

   The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is American Century Investment Management, Inc. The following portfolios are available under the contract:

VP INCOME & GROWTH FUND

   The VP Income & Growth Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology.

VP INTERNATIONAL FUND

   The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.This strategy looks for companies with earnings and revenue growth. International investment involves special risk considerations. These include economic and political conditions, expected inflation rates and currency fluctuations.

VP VALUE FUND

   The VP Value Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the VP Value Fund, the fund managers look for stocks of medium to large companies that they believe are undervalued at the time of purchase.

BERGER INSTITUTIONAL
PRODUCTS TRUST

   Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC (formerly, Berger Associates, Inc.) is the investment adviser for the Berger IPT--Growth Fund, the Berger IPT--Growth and Income Fund, the Berger IPT--Small Company Growth Fund and the Berger IPT--New Generation Fund. BBOI Worldwide LLC, a joint venture between Berger LLC and Bank of Ireland Asset Management (U.S.) Limited (BIAM), is the investment adviser for the Berger/BIAM IPT-International Fund. BBOI Worldwide LLC has delegated daily management of the Fund to BIAM. Berger LLC and BIAM have entered into an agreement to dissolve BBOI Worldwide LLC. The dissolution of BBOI Worldwide LLC will have no effect on the investment advisory services provided to the Fund. Contingent upon shareholder approval, when BBOI Worldwide LLC is dissolved, Berger LLC will become the Fund's advisor and BIAM will continue to be responsible for day-to-day management of the Fund's portfolio as sub-advisor. If approved by shareholders, these advisory changes are expected to take place in the first half of this year. The following portfolios are available under the contract:

BERGER IPT--GROWTH FUND (FORMERLY, BERGER IPT--100 FUND)

   The Berger IPT--Growth Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of established companies with the potential for strong earnings growth.

BERGER IPT--GROWTH AND INCOME FUND

   The Berger IPT--Growth and Income Fund aims for capital appreciation and has a secondary goal of investing in securities that produce current income for the portfolio. In pursuing these goals, the fund primarily invests in the securities of well-established, growing companies.

BERGER IPT--SMALL COMPANY
GROWTH FUND

   The Berger IPT--Small Company Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of small companies with the potential for rapid earnings growth.

BERGER IPT--NEW GENERATION FUND

   The Berger IPT--New Generation Fund seeks capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of companies believed to have the potential to change the direction or dynamics of the industries in which

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account G
                                                    INDIVIDUAL AND GROUP ANNUITY
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they operate or significantly influence the way businesses or consumers conduct their affairs.

BERGER/BIAM IPT--INTERNATIONAL FUND

   The Berger/BIAM IPT--International Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in a portfolio consisting of common stocks of well-established foreign companies.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

   The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation.

   The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND

   The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation.

   The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND

   The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the portfolios is The Dreyfus Corporation. The following portfolios are available under the contract:

DREYFUS VIF DISCIPLINED STOCK PORTFOLIO

   The Dreyfus VIF Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process.

DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO

   The Dreyfus VIF International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio ordinarily invests most of its assets in equity securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. The following portfolios are available under the contract:

FEDERATED HIGH INCOME BOND FUND II

   The Federated High Income Bond Fund II's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds.

FEDERATED UTILITY FUND II

   The Federated Utility Fund II's investment objective is to achieve high current income and moderate capital appreciation. The fund pursues its investment objective by investing under normal market conditions, at least 65% of its assets in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services.

FEDERATED INTERNATIONAL EQUITY FUND II

   The Federated International Equity Fund II's investment objective is to obtain a total return on its assets. The fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

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INVESCO VARIABLE INVESTMENT FUNDS, INC.
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2000)

   INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the contract:

INVESCO VIF--EQUITY INCOME FUND

   The INVESCO VIF--Equity Income Fund's primary goal is high current income, with growth of capital as a secondary objective. The fund normally invests at least 65% of its assets in dividend-paying common and preferred stocks, although in recent years that percentage has been somewhat higher.

INVESCO VIF--HIGH YIELD FUND

   The INVESCO VIF--High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective. It invests substantially all of its assets in lower-rated debt securities, commonly called "junk bonds" and preferred stock, including securities issued by foreign companies.

JANUS ASPEN SERIES

   Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Corporation is the investment adviser to the fund. The following portfolios are available under your contract:

AGGRESSIVE GROWTH PORTFOLIO

   The Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

GROWTH PORTFOLIO

   The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

WORLDWIDE GROWTH PORTFOLIO

   The Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the contract:

LAZARD RETIREMENT EQUITY PORTFOLIO

   The Lazard Retirement Equity Portfolio seeks long-term capital appreciation. The portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies (those whose total market value is more than $1 billion) that the investment manager believes are undervalued based on their earnings, cash flow or asset values.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

   The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation. The portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies in the range of the Russell 2000 Index that the investment manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. The following portfolio is available under the contract:

GROWTH & INCOME PORTFOLIO

   The Growth & Income Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

MITCHELL HUTCHINS SERIES TRUST

   Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Mitchell Hutchins Asset Management Inc. is the investment adviser of the fund. The following portfolio is available under the contract:

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account G
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

GROWTH AND INCOME PORTFOLIO

   The Growth and Income Portfolio's investment objective is current income and capital growth. The portfolio invests primarily in dividend-paying stocks of companies that its investment adviser believes have potential for rapid earnings growth.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management Inc. The following portfolios are available under the contract:

LIMITED MATURITY BOND PORTFOLIO

   The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities.

PARTNERS PORTFOLIO

   The Partners Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The managers look for well-managed companies whose stock prices are believed to be undervalued.

RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by PADCO Advisors II, Inc. The following portfolios are available under the contract:

OTC FUND

   The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 IndexTM. The Fund invests principally in securities of companies included in the NASDAQ 100 IndexTM. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.

NOVA FUND

   The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds U.S. government securities to collateralize these futures and options contracts.

SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

SELIGMAN COMMUNICATIONS AND
INFORMATION PORTFOLIO

   The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalent, in securities of companies operating in the communications, information and related industries. The Portfolio generally invests at least 65% of its total assets in securities of companies engaged in these industries. The Portfolio may invest in companies of any size.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

   The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 65% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. The Portfolio may invest in companies of any size.

STRONG OPPORTUNITY FUND II, INC.

   Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

OPPORTUNITY FUND II

   The Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects.

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STRONG VARIABLE INSURANCE
FUNDS, INC.

   Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

MID-CAP GROWTH FUND II

   The Mid-Cap Growth Fund II seeks capital appreciation. The fund invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for accelerating growth of earnings, cash flow, or asset value.

VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the contract:

WORLDWIDE BOND FUND

   The Worldwide Bond Fund seeks high total return income plus capital appreciation by investing globally, primarily in a variety of debt securities. The fund's long-term assets will consist of debt securities rated B or better by Standard & Poor's or Moody's Investors' Service.

WORLDWIDE EMERGING MARKETS FUND

   The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing in equity securities in emerging markets around the world. The fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.

WORLDWIDE HARD ASSETS FUND

   The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration.

WORLDWIDE REAL ESTATE FUND

   The Worldwide Real Estate Fund seeks a high total return by investing in equity securities of companies that own significant real estate or that principally do business in real estate.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account G
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================


--------------------------------------------------------------------------------
   If you would like a free copy of the Statement of Additional Information dated May 1, 2000 for this prospectus, please complete this form, detach, and mail to:

                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

Gentlemen:

Please send me a free copy of the Statement of Additional Information for the Conseco Variable Annuity Account G fixed and variable annuity at the following address:

                     Name:
                           -----------------------------------------------------

                    Mailing Address:
                                     -------------------------------------------

                     -----------------------------------------------------------
                                                Sincerely,

                                ------------------------------------------------
                                              (Signature)
--------------------------------------------------------------------------------


                       Conseco Variable Insurance Company
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032











(C) 2000, Conseco Variable Insurance Company0                      5-8318 (5/00)

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                               ANNUITIES ARE NOT FDIC INSURED. ANNUITIES ARE NOT
                     OBLIGATIONS OF ANY BANK. THE FINANCIAL INSTITUTION DOES NOT
                       GUARANTEE PERFORMANCE BY THE INSURER ISSUING THE ANNUITY,
                                          NOR IS IT INSURED BY THE FDIC, NCUSIF,
                                                    OR ANY OTHER FEDERAL ENTITY.

                                                         [FDIC LOGO] [BANK LOGO]

             CONSECO EQUITY SALES, INC., IS A BROKER-DEALER FOR CONSECO VARIABLE INSURANCE COMPANY. CONSECO EQUITY SALES IS THE PRINCIPAL UNDERWRITER OF
   VARIABLE ANNUITY PRODUCTS, AND THE SECURITIES WITHIN, THAT ARE ISSUED THROUGH
          CONSECO VARIABLE INSURANCE COMPANY. BOTH COMPANIES ARE SUBSIDIARIES OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL,
            INDIANA. CONSECO, THROUGH ITS SUBSIDIARY COMPANIES, HELPS 13 MILLION
                              CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.

                            CONSECO EQUITY SALES, INC., IS A MEMBER OF THE NASD.

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                    11815 N. Pennsylvania Street
                                                                Carmel, IN 46032

                                                           05-8194 (03/00) 08445
                               (C) 1999, 2000 Conseco Variable Insurance Company

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VARIALBE ANNUITIES]

            CONSECO, THE OFFICIAL FINANCIAL SERVICES PROVIDER OF [LOGO: NASCAR].

                       STATEMENT OF ADDITIONAL INFORMATION

                INDIVIDUAL AND GROUP FIXED AND VARIABLE DEFERRED
                                ANNUITY CONTRACTS

                                    ISSUED BY

                       CONSECO VARIABLE ANNUITY ACCOUNT G

                                       AND

                       CONSECO VARIABLE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2000, FOR THE INDIVIDUAL AND GROUP FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT ITS ADMINISTRATIVE OFFICE: 11815 N. PENNSYLVANIA STREET, CARMEL, INDIANA 46032 (317) 817-3700.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2000.

                                TABLE OF CONTENTS

                                                                           PAGE

COMPANY .................................................................    1
INDEPENDENT ACCOUNTANTS .................................................    1
LEGAL OPINIONS ..........................................................    1
DISTRIBUTION ............................................................    1
CALCULATION OF PERFORMANCE INFORMATION ..................................    1
FEDERAL TAX STATUS ......................................................    7
 General ................................................................    7
 Diversification ........................................................    7
 Multiple Contracts .....................................................    8
 Partial 1035 Exchanges .................................................    9
 Contracts Owned by Other than Natural Persons ..........................    9
 Tax Treatment of Assignments ...........................................    9
 Death Benefits .........................................................    9
 Income Tax Withholding .................................................    9
 Tax Treatment of Withdrawals-- Non-Qualified Contracts .................   10
 Qualified Plans ........................................................   10
 Tax Treatment of Withdrawals-- Qualified Contracts .....................   12
 Tax-Sheltered Annuities-- Withdrawal Limitations .......................   13
 Mandatory Distributions-- Qualified Plans ..............................   13
ANNUITY PROVISIONS ......................................................   13
 Variable Annuity Payout ................................................   14
 Annuity Unit ...........................................................   14
 Fixed Annuity Payout ...................................................   14
FINANCIAL STATEMENTS ....................................................   14

                                     COMPANY

Information regarding Conseco Variable Insurance Company ("Company" or "Conseco Variable") and its ownership is contained in the prospectus. On October 7, 1998, the Company changed its name from Great American Reserve Insurance Company to its present name.

                             INDEPENDENT ACCOUNTANTS

The financial statements of Conseco Variable as of December 31, 1999 and 1998, and for the years ended December 31, 1999, 1998 and 1997 included in the prospectus, have been audited by PricewaterhouseCoopers LLP, 2900 One American Square, Indianapolis, Indiana 46282, independent accountants, as set forth in their report appearing therein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                   DISTRIBUTOR

Conseco Equity Sales, Inc., an affiliate of the Company, acts as the distributor. The offering is on a continuous basis.

                     CALCULATION OF PERFORMANCE INFORMATION

From time to time, we may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include standardized average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.15% Mortality and Expense Risk Charge, a .15% Administrative Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                         n
                                  P (1+T) = ERV

   Where:
         P        =        beginning purchase payment of $1,000
         T        =        average annual total return
         n        =        number of years in period
         ERV      =        ending redeemable value of a hypothetical $1,000
                           purchase payment made at the beginning of the one-, five-or 10-year period at the end of the one-, five- or 10-year period (or fractional portion thereof).

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Contract Maintenance Charge. The deduction of any Contract Maintenance Charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

PERFORMANCE INFORMATION

The Contracts are relatively new. However, certain corresponding Portfolios have been in existence for some time and consequently have investment performance history. In order to demonstrate how the actual investment experience of the Portfolios affects Accumulation Unit values, the Company has developed performance information. The information is based upon the historical experience of the Portfolios and is for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the portfolios is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value.

The following charts reflect performance information for the investment portfolios of the Separate Account for the periods shown. Chart 1 reflects performance information commencing from the date the Separate Account first invested in the portfolio. Chart 2 reflects performance information commencing from the inception date of the underlying portfolio (which date may precede the inception date that the Separate Account first invested in the underlying portfolio). For Chart 1, Column A is standardized average annual total return which reflects the deduction of the insurance charges, contract maintenance charge and the fees and expenses of the portfolios; Column B reflects the deduction of the insurance charges and the fees and expenses of the portfolios. For Chart 2, the performance reflects the deduction of the insurance charges, contract maintenance charges and the fees and expenses of the portfolio.

Performance is not shown in Chart 1 for the Conseco 20 Focus Portfolio, High Yield Portfolio, Berger IPT -- New Generation Fund, OTC Fund, Nova Fund, Seligman Communications and Information Portfolio and the Seligman Global Technology Portfolio because they were not available under the Contract until the date of this prospectus.

Performance is not shown in Chart 2 for the Conseco 20 Focus Portfolio, High Yield Portfolio and Berger IPT -- New Generation Fund because the Portfolios commenced operations on May 1, 2000.

Performance shown in Chart 2 for the Seligman Communications and Information Portfolio and the Seligman Global Technology Portfolio does not reflect the 12b-1 fees these portfolios will incur beginning May 1, 2000. The imposition of 12b-1 fees will reduce future performance.

CHART 1: TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1999:

                                                    SEPARATE
                                                    ACCOUNT         COLUMN A                         COLUMN B
                                                   INCEPTION                       10 YRS/                            10 YRS/
                                                    DATE IN                         SINCE                              SINCE
                                                    PORTFOLIO  1 YR  3 YRS   5 YRS INCEPTION   1 YR    3 YRS   5 YRS  INCEPTION
                                                   ----------  ----  -----   ----- ---------   ----    -----   ----- ---------

CONSECO SERIES TRUST
Balanced Portfolio ...............................  5/1/97    29.08%  N/A     N/A   22.11%     29.17%   N/A      N/A    22.14%
Equity Portfolio .................................  5/1/97    47.26%  N/A     N/A   33.75%     47.35%   N/A      N/A    33.78%
Fixed Income Portfolio ...........................  5/1/97    (1.75%) N/A     N/A    3.73%     (1.68%)  N/A      N/A     3.75%
Government Securities Portfolio ..................  5/1/97    (3.80%) N/A     N/A    2.94%     (3.73%)  N/A      N/A     2.97%
Money Market Portfolio ...........................  5/1/97

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ..................  5/1/97    31.63%  N/A     N/A   36.99%     32.02%   N/A      N/A    37.01%
Alger American Leveraged AllCap Portfolio ........  5/1/97    75.97%  N/A     N/A   55.72%     75.77%   N/A      N/A    55.75%
Alger American MidCap Growth Portfolio ...........  5/1/97    30.06%  N/A     N/A   29.68%     30.15%   N/A      N/A    29.71%
Alger American Small Capitalization Portfolio ....  5/1/97    41.48%  N/A     N/A   30.49%     41.57%   N/A      N/A    30.51%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth ...............................  5/1/98    16.42%  N/A     N/A   14.88%     16.50%   N/A      N/A    14.90%
VP International .................................  5/1/98    61.84%  N/A     N/A   31.07%     61.93%   N/A      N/A    31.10%
VP Value .........................................  5/1/98    (2.20%) N/A     N/A   (5.39%)    (2.13%)  N/A      N/A    (5.37%)

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT-- Growth Fund .........................  5/1/98    47.12%  N/A     N/A   23.81%     47.21%   N/A      N/A    23.84%
Berger IPT-- Growth and Income Fund ..............  5/1/98    56.91%  N/A     N/A   40.03%     57.00%   N/A      N/A    40.06%
Berger IPT-- Small Company Growth Fund ...........  5/1/98    88.88%  N/A     N/A   35.84%     88.98%   N/A      N/A    35.87%
Berger/BIAM IPT-- International Fund .............  5/1/98    29.63%  N/A     N/A   16.76%     29.71%   N/A      N/A    16.79%

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. ................................  5/1/98    28.32%  N/A     N/A   23.45%     28.40%   N/A      N/A    23.48%

DREYFUS STOCK INDEX FUND .........................  5/1/98    18.97%  N/A     N/A   17.26%     19.05%   N/A      N/A    17.28%

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio ..........  5/1/98    16.84%  N/A     N/A   14.49%     16.92%   N/A      N/A    14.51%
Dreyfus VIF International Value Portfolio ........  5/1/98    26.09%  N/A     N/A   10.89%     26.17%   N/A      N/A    10.91%

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ...............  5/1/98      .91%  N/A     N/A   (0.61%)      .98%   N/A      N/A    (0.59%)
Federated Utility Fund II ........................  5/1/98       31%  N/A     N/A    5.55%       .38%   N/A      N/A     5.57%
Federated International Equity Fund II ...........  5/1/97    82.40%  N/A     N/A   40.16%     82.50%   N/A      N/A    40.20%

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-- High Yield Fund ....................  5/1/97     7.71%  N/A     N/A    7.90%      7.79%   N/A      N/A     7.93%
INVESCO VIF-- Equity Income Fund .................  5/1/97    13.28%  N/A     N/A   18.02%     13.36%   N/A      N/A    18.05%

JANUS ASPEN SERIES
Aggressive Growth Portfolio ......................  5/1/98   122.38%  N/A     N/A   77.19%    122.50%   N/A      N/A    77.22%
Growth Portfolio .................................  5/1/98    42.04%  N/A     N/A   34.61%     42.13%   N/A      N/A    34.63%
Worldwide Growth Portfolio .......................  5/1/98    62.24%  N/A     N/A   37.65%     62.33%   N/A      N/A    37.68%


                                                    SEPARATE
                                                    ACCOUNT         COLUMN A                         COLUMN B
                                                   INCEPTION                       10 YRS/                            10 YRS/
                                                    DATE IN                         SINCE                              SINCE
                                                    PORTFOLIO  1 YR  3 YRS   5 YRS INCEPTION   1 YR    3 YRS   5 YRS  INCEPTION
                                                   ----------  ----  -----   ----- ---------   ----    -----   ----- ---------

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ...............  5/1/98     6.69%  N/A     N/A    7.42%      6.77%   N/A      N/A     7.44%
Lazard Retirement Small Cap Portfolio ............  5/1/98     3.70%  N/A     N/A   (6.87%)     3.77%   N/A      N/A    (6.85%)

LORD ABBETT SERIES FUND, INC.
Growth & Income Portfolio ........................  5/1/97    15.16%  N/A     N/A   16.23%     15.24%   N/A      N/A    16.25%

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio ......................  5/1/98     8.83%  N/A     N/A    4.62%      8.91%   N/A      N/A     4.64%

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
Limited Maturity Bond Portfolio ..................  5/1/98      .09%  N/A     N/A    1.05%       .17%   N/A      N/A     1.08%
Partners Portfolio ...............................  5/1/98     5.91%  N/A     N/A   (1.01%)     5.98%   N/A      N/A    (0.98%)

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II ..............................  5/1/98    33.08%  N/A     N/A   15.42%     33.17%   N/A      N/A    15.45%

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong MidCap Growth Fund II .....................  5/1/98    87.33%  N/A     N/A   58.59%     87.43%   N/A      N/A    58.62%

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund ..............................  5/1/98    (9.08%) N/A     N/A   (0.79%)    (9.01%)  N/A      N/A    (0.77%)
Worldwide Emerging Markets Fund ..................  5/1/97    97.60%  N/A     N/A    1.28%     97.70%   N/A      N/A     1.32%
Worldwide Hard Assets Fund .......................  5/1/97    19.36%  N/A     N/A   (5.84%)    19.44%   N/A      N/A    (5.81%)
Worldwide Real Estate Trust ......................  5/1/98   (3.36%)  N/A     N/A  (10.96%)    (3.28%)  N/A      N/A   (10.94%)


CHART 2: TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1999:

                                                 PORTFOLIO                               10 YRS/
                                                 INCEPTION                               SINCE
                                                   DATE      1 YR     3 YRS    5 YRS    INCEPTION
                                                ----------   -----    -----    -----    ---------

CONSECO SERIES TRUST
Balanced Portfolio .............................  07/25/94    29.16%   11.38%  12.79%     13.98%
Equity Portfolio ...............................  07/25/94    47.35%   25.30%  24.81%     25.55%
Fixed Income Portfolio .........................  07/25/94    (1.68%)   3.58%   5.32%      4.68%
Government Securities Portfolio ................  07/25/94    (3.73%)   2.97%   5.23%      6.13%
Money Market Portfolio .........................  07/25/94     3.53%    2.95%   1.39%      1.27%

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ................  12/31/89    32.02%   33.77%  29.19%     21.22%
Alger American Leveraged AllCap Portfolio ......  01/25/95    75.77%   48.09%    N/A      45.03%
Alger American MidCap Growth Portfolio .........  05/03/93    30.15%   23.84%  24.44%     23.35%
Alger American Small Capitalization Portfolio ..  12/31/89    41.57%   21.14%  21.23%     16.95%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth .............................  02/06/98    16.50%     N/A     N/A      20.06%
VP International ...............................  05/02/94    61.93%   30.68%  22.94%     22.46%
VP Value .......................................  05/01/96    (2.13%)   8.44%    N/A      17.02%


                                                 PORTFOLIO                               10 YRS/
                                                 INCEPTION                               SINCE
                                                   DATE      1 YR     3 YRS    5 YRS    INCEPTION
                                                ----------   -----    -----    -----    ---------

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT -- Growth Fund ......................  05/01/96    47.21%   23.99%    N/A      20.79%
Berger IPT -- Growth and Income Fund ...........  05/01/97    57.00%     N/A     N/A      39.48%
Berger IPT -- Small Company Growth Fund ........  05/01/96    88.98%   31.74%    N/A      25.51%
Berger IPT -- New Generation Fund * ............         Fund Inception  Date  05/01/2000
Berger/BIAM  IPT  --  International  Fund ......  04/30/97    29.71%     N/A     N/A      14.30%

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. ..............................  10/07/93    28.40%   27.68%  27.24%     24.86%

DREYFUS STOCK INDEX FUND .......................  12/31/89    19.05%   25.68%  26.45%     18.58%

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio ........  04/30/96    16.92%   20.88%    N/A      22.05%
Dreyfus VIF International Value Portfolio ......  05/01/96    26.17%   11.71%    N/A      10.24%

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II .............  03/01/94     0.98%    4.94%   9.07%      8.55%
Federated Utility Fund II ......................  02/10/94     0.38%   12.32%  13.82%     12.43%
Federated International Equity Fund II .........  05/08/95    82.50%   35.03%    N/A      24.35%

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-- High Yield Fund ..................  05/27/94     7.79%    8.64%   8.15%      8.65%
INVESCO VIF-- Equity Income Fund ...............  08/10/94    13.36%   17.81%  17.89%     16.79%

JANUS ASPEN SERIES
Aggressive Growth Portfolio ....................  09/13/93   122.50%   48.78%  34.75%     35.78%
Growth Portfolio ...............................  09/13/93    42.13%   36.42%  35.24%     31.30%
Worldwide Growth Portfolio .....................  09/13/93    62.33%   35.75%  32.14%     31.26%

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio .............  03/19/98     6.77%     N/A     N/A       9.12%
Lazard Retirement Small Cap Portfolio ..........  11/04/97     3.77%     N/A     N/A      (1.18%)

LORD ABBETT SERIES FUND, INC.
Growth & Income Portfolio ......................  12/31/89    15.24%   16.52%  19.17%     14.76%

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio ....................  02/06/98     8.91%     N/A     N/A      10.61%

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
Limited Maturity Bond Portfolio ................  12/31/89     0.17%    2.97%   4.37%      7.00%
Partners Portfolio .............................  03/22/94     5.98%    8.83%  17.44%     15.98%

RYDEX VARIABLE TRUST
OTC Fund .......................................  10/25/96    97.48%   55.57%    N/A      51.88%
Nova Fund ......................................  10/25/96    21.02%   23.26%    N/A      21.82%

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information
  Portfolio ....................................  10/13/94    50.95%   19.72%  18.66%     18.93%
Seligman Global Technology Portfolio ...........  05/02/96    92.87%   36.18%    N/A      30.33%


                                                 PORTFOLIO                               10 YRS/
                                                 INCEPTION                               SINCE
                                                   DATE      1 YR     3 YRS    5 YRS    INCEPTION
                                                ----------   -----    -----    -----    ---------

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II ............................  05/08/92    33.17%   23.02%  25.50%     25.52%

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong MidCap Growth Fund II ...................  12/31/96    87.43%   45.31%    N/A      45.31%

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund ............................  12/31/89    (9.01%)   0.93%   3.93%      7.40%
Worldwide Emerging Markets Fund ................  12/27/95    97.70%    3.89%    N/A       8.57%
Worldwide Hard Assets Fund .....................  12/31/89    19.44%  (10.77%) (1.82%)     3.79%
Worldwide Real Estate Trust ....................  02/06/98    (3.28%)    N/A     N/A      (9.24%)


HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified Contracts, this cost basis is generally the purchase payments, while for qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

Regulation issued by the Treasury Department ("the Regulations") amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:
(1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiesence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to assign or pledge your Contracts.

If the Contract is issued pursuant to a retirement plan which receives favorable treatment under the provision of Sections 403(b) or 408 of the Code, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in many cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The

20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after you reach age 591/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under certain types of Qualified plans. Generally, participants in a Qualified plan are not taxed on increases to the value of the contributions to the plan until distribution occurs, regardless of whether the plan assets are held under an annuity contract. Taxation of participants in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contract issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and Beneficiaries are responsible for determining whether contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified plan. The following are general descriptions of the types of Qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting Contract provisions that may otherwise be available as described in the Prospectus. Generally, Contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts")

A. TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" and "Tax Sheltered Annuities -- Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B. INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held a Roth IRA for at least five taxable years and, in addition, that the distribution is made: (i) after the individual reaches age 591/2, (ii) on the individual's death or disability, or (iii) as a qualified first-time home purchase (subject to a $10,000 lifetime maximum) for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions and conversions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA ("conversion deposits"), unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998. In addition, distribution of amounts attributable to conversion deposits held for less than 5 taxable years will also be subject to the penalty tax.

Purchasers of Contracts intended to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of (i) the individual's cost basis to (ii) the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) to an Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (e) made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) made to an alternate payee pursuant to a Qualified Domestic Relations Order; (g) made on account of an IRS levy upon the qualified contract, (h) from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions up to $10,000 from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service. With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only on or after when the Owner: (1) attains age 591/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); (5) in the case of hardship; or (6) pursuant to a qualified domestic relations order, if otherwise permissible. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as if December 31, 1988. The limitations on withdrawals do not affect transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

MANDATORY DISTRIBUTIONS -- QUALIFIED PLANS

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. There are no mandatory distribution requirements for Roth IRAs prior to death. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

                               ANNUITY PROVISIONS

The Company makes available payment plans on a fixed and variable basis.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Sub-Accounts of the Separate Account. Annuity payments also depend upon the age of the Annuitant and any Joint Annuitant and the assumed interest factor utilized. The annuity table used will depend upon the Annuity Option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an Annuity Unit for each applicable Sub-Account as of the annuity date. This sets the number of Annuity Units for each monthly payment for the applicable Sub-Account.

2. The fixed number of Annuity Units per payment in each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable Sub-Account.

The total dollar amount of each variable annuity payment is the sum of all Sub-Account variable annuity payments reduced by the applicable portion of the Contract Maintenance Charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, the Company assesses the contract maintenance charge on the annuity date which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The value of any Annuity Unit for each Sub-Account of the Separate Account was arbitrarily set initially at $10.

The Sub-Account Annuity Unit Value at the end of any subsequent valuation period is determined as follows:

1. The Net Investment Factor for the current valuation period is multiplied by the value of the Annuity Unit for the Sub-Account for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the preceding valuation date. The Owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The dollar amount of each fixed annuity payment is determined in accordance with annuity tables contained in your Contract.

                              FINANCIAL STATEMENTS

The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

CONSECO VARIABLE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

===================================================================================================
                                                                                          NET ASSET
                                                                    SHARES       COST      VALUE
---------------------------------------------------------------------------------------------------
Assets:
  Investments in portfolio shares, at net asset value (Note 2):
   The Alger American Fund:
     Growth Portfolio......................................        5,917.2   $  358,923  $  380,947
     Leveraged AllCap Portfolio............................        9,918.5      433,415     574,978
     MidCap Growth Portfolio...............................        5,784.1      161,279     186,420
     Small Capitalization Portfolio........................          896.1       38,845      49,418
   American Century Variable Portfolios, Inc.:
     Income and Growth Fund................................       67,354.6      518,365     538,837
     International Fund....................................       44,177.5      551,741     552,219
     Value Fund............................................       14,971.5       93,382      89,080
   Berger Institutional Products Trust:
     100 Fund..............................................        2,257.5       40,542      43,389
     Growth and Income Fund................................       29,627.7      615,571     783,652
     Small Company Growth Fund.............................        1,664.1       29,586      39,123
     BIAM International Fund...............................          189.3        2,286       2,769
   Conseco Series Trust:
     Balanced Portfolio....................................       21,123.7      300,043     309,480
     Equity Portfolio......................................        4,072.4       96,084      94,401
     Fixed Income Portfolio................................        9,479.4       91,574      88,969
     Government Securities Portfolio.......................       10,559.3      118,700     115,741
     Money Market Portfolio................................    7,999,930.0    7,999,930   7,999,930
   Dreyfus Stock Index Fund................................       13,156.2      487,644     505,855
   The Dreyfus Socially Responsible Growth Fund, Inc.......        2,964.7      102,968     115,830
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio...........................        2,192.8       54,504      59,030
     International Value Portfolio.........................        1,691.1       25,964      26,499
   Federated Insurance Series:
     High Income Bond Fund II..............................       15,797.0      162,085     161,761
     International Equity Fund II..........................          347.9        6,904       9,616
     Utility Fund II.......................................        2,006.2       29,044      28,790
   Invesco Variable Investment Funds, Inc.:
     Equity Income Fund....................................          642.6       13,166      13,501
     High Yield Fund.......................................       17,580.7      208,388     202,354
   Janus Aspen Series:
     Aggressive Growth Portfolio...........................        9,395.2      419,959     560,802
     Growth Portfolio......................................       21,517.0      674,168     724,048
     Worldwide Growth Portfolio............................       16,860.2      596,034     805,074
   Lazard Retirement Series, Inc.:
     Equity Portfolio......................................          885.8       10,801      10,214
     Small Cap Portfolio...................................          376.7        3,812       3,699
   Lord Abbett Series Fund, Inc.:
     Growth and Income Portfolio...........................        3,135.8       65,959      69,490
   Mitchell Hutchins Series Trust:
     Growth and Income Portfolio...........................           78.8        1,227       1,288
   Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio.......................        3,822.4       50,333      50,609
     Partners Portfolio....................................          932.3       18,104      18,311
   Strong Variable Insurance Funds, Inc.:
     Mid Cap Growth Fund II................................        7,798.1      181,411     236,828
   Strong Opportunity Fund II, Inc.........................        5,263.6      124,271     136,801
   Van Eck Worldwide Insurance Trust:
     Worldwide Bond Fund...................................        2,139.0       24,570      22,866
     Worldwide Emerging Markets Fund.......................        4,657.8       45,035      66,420
     Worldwide Hard Assets Fund............................        2,062.0       22,509      22,600
     Worldwide Real Estate Fund............................          504.4        4,856       4,616
---------------------------------------------------------------------------------------------------
      Total assets................................................................       15,706,255
Liabilities:
  Amounts due to Conseco Variable Insurance Company...............................           15,635
---------------------------------------------------------------------------------------------------
      Net assets (Note 6).........................................................      $15,690,620
===================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 1999



====================================================================================================
                                                                                         TOTAL VALUE
                                                                   UNITS     UNIT VALUE    OF UNITS
----------------------------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
   The Alger American Fund:
     Growth Portfolio......................................       16,371.5   $23.189882  $  379,650
     Leveraged AllCap Portfolio............................       17,588.0    32.657950     574,388
     MidCap Growth Portfolio...............................        9,297.9    20.032232     186,258
     Small Capitalization Portfolio........................        2,423.9    20.366734      49,367
   American Century Variable Portfolios, Inc.:
     Income and Growth Fund................................       42,619.5    12.612406     537,534
     International Fund....................................       35,027.7    15.722703     550,730
     Value Fund............................................        9,758.4     9.119531      88,992
   Berger Institutional Products Trust:
     100 Fund..............................................        3,034.5    14.294697      43,377
     Growth and Income Fund................................       44,588.5    17.558227     782,895
     Small Company Growth Fund.............................        2,342.1    16.690233      39,090
     BIAM International Fund...............................          213.7    12.960694       2,770
   Conseco Series Trust:
     Balanced Portfolio....................................       18,121.9    17.061023     309,178
     Equity Portfolio......................................        4,335.2    21.755292      94,314
     Fixed Income Portfolio................................        8,054.0    11.034411      88,871
     Government Securities Portfolio.......................       10,693.4    10.811727     115,614
     Money Market Portfolio................................      724,556.2    11.035857   7,996,100
   Dreyfus Stock Index Fund................................       38,649.3    13.052208     504,459
   The Dreyfus Socially Responsible Growth Fund, Inc.......        8,134.5    14.224514     115,709
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio...........................        4,702.8    12.541406      58,980
     International Value Portfolio.........................        2,227.3    11.889474      26,481
   Federated Insurance Series:
     High Income Bond Fund II..............................       16,320.3     9.902221     161,607
     International Equity Fund II..........................          389.7    24.656483       9,609
     Utility Fund II.......................................        2,626.8    10.947785      28,758
   Invesco Variable Investment Funds, Inc.:
     Equity Income Fund....................................          866.0    15.576930      13,490
     High Yield Fund.......................................       16,490.2    12.260149     202,172
   Janus Aspen Series:
     Aggressive Growth Portfolio...........................       21,535.4    26.018575     560,320
     Growth Portfolio......................................       43,956.4    16.436786     722,502
     Worldwide Growth Portfolio............................       47,138.6    17.062892     804,321
   Lazard Retirement Series, Inc.:
     Equity Portfolio......................................          904.9    11.274220      10,202
     Small Cap Portfolio...................................          416.0     8.882039       3,695
   Lord Abbett Series Fund, Inc.:
     Growth and Income Portfolio...........................        4,642.9    14.951608      69,419
   Mitchell Hutchins Series Trust:
     Growth and Income Portfolio...........................          119.3    10.787063       1,287
   Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio.......................        4,966.8    10.180512      50,565
     Partners Portfolio....................................        1,859.8     9.836308      18,294
   Strong Variable Insurance Funds, Inc.:
     Mid Cap Growth Fund II................................       10,943.8    21.617066     236,573
   Strong Opportunity Fund II, Inc.........................       10,750.8    12.713201     136,677
   Van Eck Worldwide Insurance Trust:
     Worldwide Bond Fund...................................        2,313.7     9.872061      22,841
     Worldwide Emerging Markets Fund.......................        6,405.8    10.357402      66,347
     Worldwide Hard Assets Fund............................        2,648.7     8.522860      22,574
     WorldwideReal Estate Fund.............................          559.5     8.240317       4,610
----------------------------------------------------------------------------------------------------
      Net assets......................................................................  $15,690,620
====================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

=================================================================================================================================
                                                                                                                      AMERICAN
                                                                                                                       CENTURY
                                                                                                                       VARIABLE
                                                                                  THE ALGER AMERICAN FUNDS            PORTFOLIOS
                                                                       ---------------------------------------------- -----------
                                                                                  LEVERAGED                SMALL      INCOME AND
                                                                        GROWTH     ALL CAP     MIDCAP  CAPITALIZATION    GROWTH
---------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares ....................   $34,014    $  9,526    $ 6,642    $ 1,455       $      2
Expenses:
  Mortality and expense risk fees ...................................     4,482       2,637        663        249          3,348
  Administrative fees ...............................................       585         344         87         33            437
--------------------------------------------------------------------------------------------------------------------------------
   Total expenses ...................................................     5,067       2,981        750        282          3,785
--------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ..................................    28,947       6,545      5,892      1,173         (3,783)
--------------------------------------------------------------------------------------------------------------------------------
Net realized  gains (losses) and unrealized
  appreciation (depreciation) on investments:
   Net realized gains (losses) on sales of
     investments in portfolio shares ................................    54,246      23,355         27        716         24,340
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares ..............     6,282     135,119     20,990     10,541         14,852
--------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares ............    60,528     158,474     21,017     11,257         39,192
--------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations .......   $89,475    $165,019    $26,909    $12,430       $ 35,409
=================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

=================================================================================================================================
                                                                                                                      AMERICAN
                                                                                                                       CENTURY
                                                                                                                       VARIABLE
                                                                                  THE ALGER AMERICAN FUNDS            PORTFOLIOS
                                                                       ---------------------------------------------- -----------
                                                                                  LEVERAGED                SMALL      INCOME AND
                                                                        GROWTH     ALL CAP     MIDCAP  CAPITALIZATION    GROWTH
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (loss) .................................  $  28,947   $   6,545    $   5,892     $  1,173      $  (3,783)
  Net realized gains (losses) on sales of
   investments in portfolio shares .............................     54,246      23,355           27          716         24,340
  Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ..........................      6,282     135,119       20,990       10,541         14,852
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....     89,475     165,019       26,909       12,430         35,409
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...............................    366,463     347,459      128,866       46,543        546,284
  Contract redemptions .........................................     (8,924)     (1,041)        (288)        --           (8,762)
  Net transfers ................................................   (170,214)     14,358        2,859      (18,857)       (10,527)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
      from contract owners' transactions .......................    187,325     360,776      131,437       27,686        426,995
--------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ..................    276,800     525,795      158,346       40,116        462,404
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ..................................    102,850      48,593       27,912        9,251         75,130
--------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year (Note 6) .......................  $ 379,650   $ 574,388    $ 186,258     $ 49,367      $ 537,534
================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================
   AMERICAN CENTURY
  VARIABLE PORTFOLIOS
      (CONTINUED)           BERGER INSTITUTIONAL PRODUCTS TRUST            CONSECO SERIES TRUST PORTFOLIOS
------------------------   --------------------------------------------  ----------------------------------
                                   GROWTH AND   SMALL         BIAM                                 FIXED
INTERNATIONAL     VALUE      100     INCOME    COMPANY   INTERNATIONAL    BALANCED      EQUITY    INCOME
-----------------------------------------------------------------------------------------------------------
$     --        $ 5,873   $    2    $     --   $   --      $ 15           $54,308      $26,474   $ 7,238
   3,993            668       97       2,282      106        12             2,205          518     1,287
     521             87       13         298       14         2               288           68       168
-----------------------------------------------------------------------------------------------------------
   4,514            755      110       2,580      120        14             2,493          586     1,455
-----------------------------------------------------------------------------------------------------------
  (4,514)         5,118     (108)     (2,580)    (120)        1            51,815       25,888     5,783
-----------------------------------------------------------------------------------------------------------



 596,369            590      916      13,140      (28)        1              (993)         248    (4,807)

     194         (5,115)   2,848     161,916    9,537       483             5,856       (4,139)   (2,494)
-----------------------------------------------------------------------------------------------------------
 596,563         (4,525)   3,764     175,056    9,509       484             4,863       (3,891)   (7,301)
-----------------------------------------------------------------------------------------------------------
$592,049        $   593   $3,656    $172,476   $9,389      $485           $56,678      $21,997   $(1,518)
===========================================================================================================


===========================================================================================================
   AMERICAN CENTURY
  VARIABLE PORTFOLIOS
      (CONTINUED)           BERGER INSTITUTIONAL PRODUCTS TRUST            CONSECO SERIES TRUST PORTFOLIOS
------------------------   --------------------------------------------  ----------------------------------
                                   GROWTH AND   SMALL         BIAM                                 FIXED
INTERNATIONAL     VALUE      100     INCOME    COMPANY   INTERNATIONAL    BALANCED      EQUITY    INCOME
-----------------------------------------------------------------------------------------------------------

$ (4,514)       $ 5,118   $  (108)  $ (2,580)  $  (120)    $    1         $ 51,815     $25,888   $  5,783

 596,369            590       916     13,140       (28)         1             (993)        248     (4,807)

     194         (5,115)    2,848    161,916     9,537        483            5,856      (4,139)    (2,494)
-----------------------------------------------------------------------------------------------------------
 592,049            593     3,656    172,476     9,389        485           56,678      21,997     (1,518)
-----------------------------------------------------------------------------------------------------------

  33,844         33,934    48,542    551,218    29,129      2,285          110,524      43,528     41,424
     (60)          (745)     (225)    (4,025)       --         --              (85)        (43)   (12,695)
 (82,554)        11,763    (8,596)    15,489       572         --          (35,736)     (6,724)   (27,228)
-----------------------------------------------------------------------------------------------------------

 (48,770)        44,952    39,721    562,682    29,701      2,285           74,703      36,761      1,501
-----------------------------------------------------------------------------------------------------------
 543,279         45,545    43,377    735,158    39,090      2,770          131,381      58,758        (17)
-----------------------------------------------------------------------------------------------------------
   7,451         43,447        --     47,737        --         --          177,797      35,556     88,888
-----------------------------------------------------------------------------------------------------------
$550,730        $88,992   $43,377   $782,895   $39,090     $2,770         $309,178     $94,314   $ 88,871
===========================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G

FOR THE YEAR ENDED DECEMBER 31, 1999

===============================================================================================================================
                                                                        CONSECO SERIES                               DREYFUS
                                                                       TRUST PORTFOLIOS                              VARIABLE
                                                                         (CONTINUED)                                INVESTMENT
                                                                    -----------------------                         -----------
                                                                                               DREYFUS
                                                                                               SOCIALLY     DREYFUS
                                                                     GOVERNMENT     MONEY     RESPONSIBLE    STOCK   DISCIPLINED
                                                                      SECURITIES    MARKET      GROWTH       INDEX      STOCK
-------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares ....................   $ 5,600      $90,490     $ 3,871     $ 5,898     $  571
Expenses:
  Mortality and expense risk fees ...................................       869       20,687         419       5,018        303
  Administrative fees ...............................................       113        2,695          55         655         40
-------------------------------------------------------------------------------------------------------------------------------
   Total expenses ...................................................       982       23,382         474       5,673        343
-------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ..................................     4,618       67,108       3,397         225        228
-------------------------------------------------------------------------------------------------------------------------------
Net realized  gains (losses) and unrealized
  appreciation (depreciation) of investments:
   Net realized gains (losses) on sales of
     investments in portfolio shares ................................    (3,771)          --         263      38,312      2,815
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares ..............    (2,978)          --      12,275      15,730      1,095
-------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares ............    (6,749)          --      12,538      54,042      3,910
-------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations .......   $(2,131)     $67,108     $15,935     $54,267     $4,138
===============================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

================================================================================================================================
                                                                        CONSECO SERIES                               DREYFUS
                                                                       TRUST PORTFOLIOS                              VARIABLE
                                                                         (CONTINUED)                                INVESTMENT
                                                                    -----------------------                         -----------
                                                                                               DREYFUS
                                                                                               SOCIALLY     DREYFUS
                                                                     GOVERNMENT     MONEY     RESPONSIBLE    STOCK   DISCIPLINED
                                                                      SECURITIES    MARKET      GROWTH       INDEX      STOCK
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (loss) ...............................        $   4,618     $   67,108  $  3,397    $    225   $    228
  Net realized gains (losses) on sales of
   investments in portfolio shares ...........................           (3,771)            00       263      38,312      2,815
  Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ........................           (2,978)            00    12,275      15,730      1,095
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...           (2,131)        67,108    15,935      54,267      4,138
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments .............................           70,696      7,805,123    75,767     451,148     54,742
  Contract redemptions .......................................             (410)      (464,912)     (696)    (13,538)         -
  Net transfers ..............................................           20,934        571,912    20,938     (39,335)   (24,755)
 --------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners' transactions .....................           91,220      7,912,123    96,009     398,275     29,987
 --------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets ...........................            89,089      7,979,231   111,944     452,542     34,125
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ................................           26,525         16,869     3,765      51,917     24,855
--------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year (Note 6) .....................        $ 115,614     $7,996,100  $115,709    $504,459   $ 58,980
================================================================================================================================

   The accompanying notes are an integral part of these financial statements.


===================================================================================================================================
   DREYFUS
  VARIABLE
 INVESTMENT
 (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS         JANUS ASPEN SERIES PORTFOLIOS
-------------- -------------------------------------------  ------------------------------  ---------------------------------------

INTERNATIONAL   HIGH INCOME    INTERNATIONAL                     EQUITY                      AGGRESSIVE                 WORLDWIDE
    VALUE         BOND II       EQUITY II      UTILITY II       INCOME        HIGH YIELD      GROWTH        GROWTH        GROWTH
-----------------------------------------------------------------------------------------------------------------------------------

  $2,026         $ 7,013        $   79          $ 4,054         $ 109          $ 10,894      $  3,490      $  1,700     $    410

      96           1,675            34              644           107               467         1,404         4,902        2,908
      12             219             4               84            14                61           183           639          379
-----------------------------------------------------------------------------------------------------------------------------------
     108           1,894            38              728           121               528         1,587         5,541        3,287
-----------------------------------------------------------------------------------------------------------------------------------
   1,918           5,119            41            3,326           (12)           10,366         1,903        (3,841)      (2,877)
-----------------------------------------------------------------------------------------------------------------------------------



      48          (6,718)           24           (1,129)          659              (290)       12,001       119,617        6,918

     669          (1,069)        2,711           (2,912)          335            (5,213)      140,010        36,327      203,173
-----------------------------------------------------------------------------------------------------------------------------------
     717          (7,787)        2,735           (4,041)          994            (5,503)      152,011       155,944      210,091
-----------------------------------------------------------------------------------------------------------------------------------
  $2,635         $(2,668)       $2,776          $  (715)        $ 982          $  4,863      $153,914      $152,103     $207,214
===================================================================================================================================



===================================================================================================================================
   DREYFUS
  VARIABLE
 INVESTMENT
 (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS         JANUS ASPEN SERIES PORTFOLIOS
-------------- -------------------------------------------  ------------------------------  ---------------------------------------

INTERNATIONAL   HIGH INCOME    INTERNATIONAL                     EQUITY                      AGGRESSIVE                 WORLDWIDE
    VALUE         BOND II       EQUITY II      UTILITY II       INCOME        HIGH YIELD      GROWTH        GROWTH        GROWTH
-----------------------------------------------------------------------------------------------------------------------------------

 $ 1,918         $  5,119       $   41          $  3,326        $    (12)      $ 10,366      $  1,903      $ (3,841)    $ (2,877)

      48           (6,718)          24            (1,129)            659           (290)       12,001       119,617        6,918

     669           (1,069)       2,711            (2,912)            335         (5,213)      140,010        36,327      203,173
-----------------------------------------------------------------------------------------------------------------------------------
   2,635           (2,668)       2,776              (715)            982          4,863       153,914       152,103      207,214
-----------------------------------------------------------------------------------------------------------------------------------
  17,939          203,258        7,237            63,856          19,037        134,822       311,095       607,627      505,696
  (1,780)          (1,776)        (404)           (3,740)             --         (1,994)       (1,457)       (9,223)      (3,717)
      --          (69,189)          --           (58,233)         (6,529)        57,049        93,532      (120,321)      16,880
-----------------------------------------------------------------------------------------------------------------------------------

  16,159          132,293        6,833             1,883          12,508        189,877       403,170       478,083      518,859
-----------------------------------------------------------------------------------------------------------------------------------
  18,794          129,625        9,609             1,168          13,490        194,740       557,084       630,186      726,073
-----------------------------------------------------------------------------------------------------------------------------------
   7,687           31,982           --            27,590              --          7,432         3,236        92,316       78,248
-----------------------------------------------------------------------------------------------------------------------------------
 $26,481         $161,607       $9,609          $ 28,758        $ 13,490       $202,172      $560,320      $722,502     $804,321
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================

                                                                                                                       NEUBERGER
                                                                                                                        BERMAN
                                                                                                                        ADVISERS
                                                                                                                       MANAGEMENT
                                                                        LAZARD RETIREMENT                                TRUST
                                                                        SERIES PORTFOLIOS                              PORTFOLIOS
                                                                        ------------------                             ----------
                                                                                                           MITCHELL
                                                                                            LORD ABBETT    HUTCHINS
                                                                                            SERIES TRUST  SERIES TRUST  LIMITED
                                                                                             GROWTH AND   GROWTH AND    MATURITY
                                                                        EQUITY   SMALL CAP     INCOME       INCOME        BOND
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares .................     $    388  $     66      $  5,517    $     --     $   309
Expenses:
  Mortality and expense risk fees ................................          315        27           616           6         264
  Administrative fees ............................................           40         4            80           1          34
-----------------------------------------------------------------------------------------------------------------------------------
   Total expenses ................................................          355        31           696           7         298
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ...............................           33        35         4,821          (7)         11
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares ........................................        3,161      (115)          138          --         (84)
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .........................       (5,024)     (340)        2,927          61         160
-----------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in portfolio shares .......       (1,863)     (455)        3,065          61          76
-----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ..    $  (1,830)  $  (420)     $  7,886    $     54     $    87
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================
                                                                                                                     NEUBERGER
                                                                                                                       BERMAN
                                                                                                                      ADVISERS
                                                                                                                     MANAGEMENT
                                                                         LAZARD RETIREMENT                             TRUST
                                                                         SERIES PORTFOLIOS                           PORTFOLIOS
                                                                        ------------------                           ---------
                                                                                                          MITCHELL
                                                                                            LORD ABBETT   HUTCHINS
                                                                                            SERIES TRUST SERIES TRUST LIMITED
                                                                                              GROWTH AND  GROWTH AND  MATURITY
                                                                        EQUITY   SMALL CAP      INCOME      INCOME      BOND
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (loss) ...................................     $     33  $     35      $  4,821    $     (7)    $     11
  Net realized gains (losses) on sales of investments
   in portfolio shares ...........................................        3,161      (115)          138          --          (84)
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio shares ............       (5,024)     (340)        2,927          61          160
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......       (1,830)     (420)        7,886          54           87
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments .................................       10,037     3,831        17,497       1,233       47,922
  Contract redemptions ...........................................         (847)      (37)       (3,560)         --       (2,109)
  Net transfers ..................................................      (67,298)   (7,154)           --          --      (18,944)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from contract owners' transactions .........................      (58,108)   (3,360)       13,937       1,233       26,869
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ....................      (59,938)   (3,780)       21,823       1,287       26,956
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ....................................       70,140     7,475        47,596          --       23,609
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year (Note 6) .........................    $  10,202  $  3,695     $  69,419    $  1,287    $  50,565
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT     STRONG
   TRUST      VARIABLE
PORTFOLIOS    INSURANCE
(CONTINUED)     FUNDS                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   ---------     ----------------------------------------------------------------

                              STRONG
               MID CAP      OPPORTUNITY                 EMERGING         HARD          REAL                 COMBINED
 PARTNERS     GROWTH II       FUND II        BOND        MARKETS        ASSETS        ESTATE                 TOTAL
---------------------------------------------------------------------------------------------              ----------
 $    707      $     51      $  6,235      $    832      $     --      $     --      $     --              $  295,859

      175           971         1,876           232           214           107            20                  66,903
       23           127           245            30            28            13             3                   8,726
---------------------------------------------------------------------------------------------              ----------
      198         1,098         2,121           262           242           120            23                  75,629
---------------------------------------------------------------------------------------------              ----------
      509        (1,047)        4,114           570          (242)         (120)          (23)                220,230
---------------------------------------------------------------------------------------------              ----------



    1,695        16,039         1,523          (786)          379          (525)          (17)                898,277

     (518)       53,918        11,123        (1,587)       21,124            91          (240)                838,718
---------------------------------------------------------------------------------------------              ----------
    1,177        69,957        12,646        (2,373)       21,503          (434)         (257)              1,736,995
---------------------------------------------------------------------------------------------              ----------
 $  1,686      $ 68,910      $ 16,760      $ (1,803)     $ 21,261      $   (554)     $   (280)             $1,957,225
=============================================================================================              ==========



===================================================================================================================================
 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT     STRONG
   TRUST      VARIABLE
PORTFOLIOS    INSURANCE
(CONTINUED)     FUNDS                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   ---------     -----------------------------------------------------------------

                              STRONG
               MID CAP      OPPORTUNITY                 EMERGING         HARD          REAL                 COMBINED
 PARTNERS     GROWTH II       FUND II        BOND        MARKETS        ASSETS        ESTATE                 TOTAL
---------------------------------------------------------------------------------------------              ----------
 $    509      $ (1,047)     $  4,114      $    570      $   (242)     $   (120)     $    (23)            $   220,230

    1,695        16,039         1,523          (786)          379          (525)          (17)                898,277

     (518)       53,918        11,123        (1,587)       21,124            91          (240)                838,718
---------------------------------------------------------------------------------------------              ----------
    1,686        68,910        16,760        (1,803)       21,261          (554)         (280)              1,957,225
---------------------------------------------------------------------------------------------              ----------

   17,340       117,223       126,886         6,718        34,646          (140)        1,015              13,042,294
      (43)       (2,366)       (8,456)           --          (179)         (141)          (19)               (558,297)
  (19,839)       43,892       (18,400)        3,618         9,334        23,409         3,894                     --
---------------------------------------------------------------------------------------------              ----------

   (2,542)      158,749       100,030        10,336        43,801        23,128         4,890              12,483,997
 ---------------------------------------------------------------------------------------------            ----------
     (856)      227,659       116,790         8,533        65,062        22,574         4,610              14,441,222
---------------------------------------------------------------------------------------------             ----------
   19,150         8,914        19,887        14,308         1,285            --            --               1,249,398
---------------------------------------------------------------------------------------------             ----------
 $ 18,294      $236,573      $136,677      $ 22,841      $ 66,347      $ 22,574      $  4,610             $15,690,620
=============================================================================================              ==========

CONSECO VARIABLE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

FOR THE PERIOD APRIL 29, 1998 THROUGH DECEMBER 31, 1998

=================================================================================================================================
                                                                                                                       AMERICAN
                                                                                                                       CENTURY
                                                                                                                       VARIABLE
                                                                                  THE ALGER AMERICAN FUNDS            PORTFOLIOS
                                                                  --------------------------------------------------  ----------
                                                                              LEVERAGED                   SMALL       INCOME AND
                                                                   GROWTH      ALL CAP      MIDCAP    CAPITALIZATION    GROWTH
--------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares ..............   $    772    $    220     $      1      $    608      $    369
Expenses:
  Mortality and expense risk fees .............................        211         119           75            97           150
  Administrative fees .........................................         28          16           10            13            20
-------------------------------------------------------------------------------------------------------------------------------
   Total expenses .............................................        239         135           85           110           170
-------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ............................        533          85          (84)          498           199
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ....................................     (1,963)     (1,829)         (14)       (1,224)         (565)
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares .....................     15,743       6,444        4,151            32         5,620
-------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments in portfolio shares .......     13,780       4,615        4,137        (1,192)        5,055
-------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..   $ 14,313    $  4,700     $  4,053      $   (694)     $  5,254
=================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD APRIL 29, 1998 THROUGH DECEMBER 31, 1998

===============================================================================================================================
                                                                                                                       AMERICAN
                                                                                                                       CENTURY
                                                                                                                       VARIABLE
                                                                                  THE ALGER AMERICAN FUNDS            PORTFOLIOS
                                                                  --------------------------------------------------  ---------
                                                                              LEVERAGED                   SMALL       INCOME AND
                                                                   GROWTH      ALL CAP      MIDCAP    CAPITALIZATION    GROWTH
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (loss)................................    $    533    $     85     $    (84)     $    498      $    199
  Net realized gains (losses) on sales of investments
   in portfolio shares........................................      (1,963)     (1,829)         (14)       (1,224)         (565)
Net change in unrealized appreciation
  (depreciation) of investments in portfolio shares...........      15,743       6,444        4,151            32         5,620
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations          14,313       4,700        4,053          (694)        5,254
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments..............................      21,483      18,860       23,859        15,306        16,194
  Contract redemptions .......................................        (359)         --           --           (23)         (411)
  Net transfers...............................................      67,413      25,033           --        (5,338)       54,093
-------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets
      from contract owners' transactions......................      88,537      43,893       23,859         9,945        69,876
-------------------------------------------------------------------------------------------------------------------------------
        Net increase in net assets ...........................     102,850      48,593       27,912         9,251        75,130
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................          --          --           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ............................    $102,850    $ 48,593     $ 27,912      $  9,251      $ 75,130
=================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================
   AMERICAN CENTURY
  VARIABLE PORTFOLIOS
      (CONTINUED)           BERGER INSTITUTIONAL PRODUCTS TRUST            CONSECO SERIES TRUST PORTFOLIOS
------------------------   --------------------------------------------  ----------------------------------
                                   GROWTH AND   SMALL         BIAM                                 FIXED
INTERNATIONAL     VALUE      100     INCOME    COMPANY   INTERNATIONAL    BALANCED      EQUITY    INCOME
-----------------------------------------------------------------------------------------------------------
 $     --       $     --  $     --  $    316   $     --    $     --       $  3,141     $    150  $  1,767

       43            123        --       184         40          --            732          221       309
        6             16        --        24          5          --             95           29        40
-----------------------------------------------------------------------------------------------------------
       49            139        --       208         45          --            827          250       349
-----------------------------------------------------------------------------------------------------------
      (49)          (139)       --       108        (45)         --          2,314         (100)    1,418
-----------------------------------------------------------------------------------------------------------



   (1,155)            (1)       --      (653)    (4,450)         --         (1,428)      (2,515)      (61)

      284            813        --     6,163         --          --          3,582        2,456      (111)
-----------------------------------------------------------------------------------------------------------
     (871)           812        --     5,510     (4,450)         --          2,154          (59)     (172)
-----------------------------------------------------------------------------------------------------------
 $   (920)      $    673  $     --  $  5,618  $  (4,495)   $     --       $  4,468     $   (159) $  1,246
===========================================================================================================




===========================================================================================================
   AMERICAN CENTURY
  VARIABLE PORTFOLIOS
      (CONTINUED)           BERGER INSTITUTIONAL PRODUCTS TRUST            CONSECO SERIES TRUST PORTFOLIOS
------------------------   --------------------------------------------  ----------------------------------
                                   GROWTH AND   SMALL         BIAM                                 FIXED
INTERNATIONAL     VALUE      100     INCOME    COMPANY   INTERNATIONAL    BALANCED      EQUITY    INCOME
-----------------------------------------------------------------------------------------------------------
 $    (49)      $   (139) $     --  $    108   $    (45)   $     --       $  2,314     $   (100) $  1,418

   (1,155)            (1)       --      (653)    (4,450)         --         (1,428)      (2,515)      (61)

      284            813        --     6,163         --          --          3,582        2,456      (111)
-----------------------------------------------------------------------------------------------------------
     (920)           673        --     5,618     (4,495)         --          4,468         (159)    1,246
-----------------------------------------------------------------------------------------------------------

   13,493         (1,099)       --    61,371      6,911          --        219,964       51,835    66,678
      (22)            --        --    (1,483)       (20)         --            (81)         (70)   (3,366)
   (5,100)        43,873        --   (17,769)    (2,396)         --        (46,554)     (16,050)   24,330
-----------------------------------------------------------------------------------------------------------

    8,371         42,774        --    42,119      4,495          --        173,329       35,715    87,642
-----------------------------------------------------------------------------------------------------------
    7,451         43,447        --    47,737         --          --        177,797       35,556    88,888
-----------------------------------------------------------------------------------------------------------
       --             --        --        --         --          --             --           --        --
-----------------------------------------------------------------------------------------------------------
 $  7,451       $ 43,447  $     --  $ 47,737   $     --    $     --       $177,797     $ 35,556  $ 88,888
===========================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G

FOR THE PERIOD APRIL 29, 1998 THROUGH DECEMBER 31, 1998

===============================================================================================================================
                                                                        CONSECO SERIES                               DREYFUS
                                                                       TRUST PORTFOLIOS                              VARIABLE
                                                                         (CONTINUED)                                INVESTMENT
                                                                    -----------------------                         -----------
                                                                                               DREYFUS
                                                                                               SOCIALLY    DREYFUS
                                                                     GOVERNMENT    MONEY     RESPONSIBLE    STOCK   DISCIPLINED
                                                                     SECURITIES    MARKET      GROWTH       INDEX      STOCK
-------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares ...................    $    618     $  1,118    $    137    $    323    $  117
Expenses:
  Mortality and expense risk fees ..................................         119          258          11         221        49
  Administrative fees ..............................................          15           34           2          29         6
-------------------------------------------------------------------------------------------------------------------------------
   Total expenses ..................................................         134          292          13         250        55
-------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) .................................         484          826         124          73        62
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares .........................................          62           --           1         104        17
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ..........................          19           --         587       2,482     3,431
-------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in portfolio shares .........          81           --         588       2,586     3,448
-------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ....    $    565     $    826    $    712    $  2,659   $ 3,510
===============================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD APRIL 29, 1998 THROUGH DECEMBER 31, 1998

===============================================================================================================================
                                                                        CONSECO SERIES                               DREYFUS
                                                                       TRUST PORTFOLIOS                              VARIABLE
                                                                         (CONTINUED)                                INVESTMENT
                                                                    -----------------------                         -----------
                                                                                               DREYFUS
                                                                                               SOCIALLY    DREYFUS
                                                                     GOVERNMENT    MONEY     RESPONSIBLE    STOCK   DISCIPLINED
                                                                     SECURITIES    MARKET      GROWTH       INDEX      STOCK
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (loss) .....................................    $    484     $    826    $    124    $     73  $     62
  Net realized gains (losses) on sales of investments
    in portfolio shares ............................................          62           --           1         104        17
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio shares ..............          19           --         587       2,482     3,431
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ........         565          826         712       2,659     3,510
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...................................      52,528      292,964       3,053      48,640        56
  Contract redemptions .............................................         (33)     (12,500)         --        (152)     (293)
  Net transfers ....................................................     (26,535)    (264,421)         --         770    21,582
-------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets
       from contract owners' transactions ..........................      25,960       16,043       3,053      49,258    21,345
-------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets ................................      26,525       16,869       3,765      51,917    24,855
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................................          --           --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .................................    $ 26,525     $ 16,869    $  3,765    $ 51,917  $ 24,855
===============================================================================================================================

   The accompanying notes are an integral part of these financial statements.


===================================================================================================================================
   DREYFUS
  VARIABLE
 INVESTMENT
 (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS         JANUS ASPEN SERIES PORTFOLIOS
-------------- -------------------------------------------  ------------------------------  ---------------------------------------

INTERNATIONAL   HIGH INCOME    INTERNATIONAL                     EQUITY                      AGGRESSIVE                 WORLDWIDE
    VALUE         BOND II       EQUITY II      UTILITY II       INCOME        HIGH YIELD      GROWTH        GROWTH        GROWTH
-----------------------------------------------------------------------------------------------------------------------------------

 $    604        $     --       $     --        $     --        $     --       $    792      $     --      $     39     $    108

       33             124              2              86              --             31            19           126          234
        4              16             --              11              --              4             3            17           31
-----------------------------------------------------------------------------------------------------------------------------------
       37             140              2              97              --             35            22           143          265
-----------------------------------------------------------------------------------------------------------------------------------
      567            (140)            (2)            (97)             --            757           (22)         (104)        (157)
-----------------------------------------------------------------------------------------------------------------------------------



      111            (706)             2             385              --            (63)       (2,381)          379        (431)

     (134)            745             --           2,657              --           (821)          834        13,553       5,866
-----------------------------------------------------------------------------------------------------------------------------------
      (23)             39              2           3,042              --           (884)       (1,547)       13,932       5,435
-----------------------------------------------------------------------------------------------------------------------------------
 $    544        $   (101)      $     --        $  2,945        $     --       $   (127)     $ (1,569)     $ 13,828    $  5,278
-----------------------------------------------------------------------------------------------------------------------------------






===================================================================================================================================
   DREYFUS
  VARIABLE
 INVESTMENT
 (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS         JANUS ASPEN SERIES PORTFOLIOS
-------------- -------------------------------------------  ------------------------------  ---------------------------------------

INTERNATIONAL   HIGH INCOME    INTERNATIONAL                     EQUITY                      AGGRESSIVE                 WORLDWIDE
    VALUE         BOND II       EQUITY II      UTILITY II       INCOME        HIGH YIELD      GROWTH        GROWTH        GROWTH
-----------------------------------------------------------------------------------------------------------------------------------

 $    567        $   (140)      $      (2)      $    (97)       $     --       $    757      $    (22)     $   (104)    $   (157)

      111            (706)              2            385              --            (63)       (2,381)          379         (431)

     (134)            745              --          2,657              --           (821)          834        13,553        5,866
-----------------------------------------------------------------------------------------------------------------------------------
      544            (101)             --          2,945              --           (127)       (1,569)       13,828        5,278
-----------------------------------------------------------------------------------------------------------------------------------

    7,843          47,326              --         28,678              --          8,259         2,351        16,592       49,723
     (700)         (3,393)             --         (4,033)             --           (700)           --          (359)        (771)
       --         (11,850)             --             --              --             --         2,454        62,255       24,018
-----------------------------------------------------------------------------------------------------------------------------------

    7,143          32,083              --         24,645              --          7,559         4,805        78,488       72,970
-----------------------------------------------------------------------------------------------------------------------------------
    7,687          31,982              --         27,590              --          7,432         3,236        92,316       78,248
-----------------------------------------------------------------------------------------------------------------------------------
       --              --              --             --              --             --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
 $  7,687        $ 31,982        $     --       $ 27,590        $     --       $  7,432      $  3,236      $ 92,316     $ 78,248
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G

FOR THE PERIOD APRIL 29, 1998 THROUGH DECEMBER 31, 1998

===================================================================================================================================

                                                                                                                       NEUBERGER
                                                                                                                        BERMAN
                                                                                                                        ADVISERS
                                                                                                                       MANAGEMENT
                                                                        LAZARD RETIREMENT                                TRUST
                                                                        SERIES PORTFOLIOS                              PORTFOLIOS
                                                                        ------------------                             ----------
                                                                                                           MITCHELL
                                                                                            LORD ABBETT    HUTCHINS
                                                                                            SERIES TRUST  SERIES TRUST  LIMITED
                                                                                             GROWTH AND   GROWTH AND    MATURITY
                                                                        EQUITY   SMALL CAP     INCOME       INCOME        BOND
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares ..................    $    238  $     --      $  2,982    $     --    $   --
Expenses:
  Mortality and expense risk fees .................................         106        11           245          --        31
  Administrative fees .............................................          14         1            32          --         4
-----------------------------------------------------------------------------------------------------------------------------------
   Total expenses .................................................         120        12           277          --        35
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ................................         118       (12)        2,705          --       (35)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..........................................          20        --          (142)         --        --
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...........................       4,437       230           603          --       116
-----------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares ..........       4,457       230           461          --       116
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations .....    $  4,575  $    218      $  3,166    $     --     $  81
===================================================================================================================================





STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD APRIL 29, 1998 THROUGH DECEMBER 31, 1998

===================================================================================================================================

                                                                                                                       NEUBERGER
                                                                                                                        BERMAN
                                                                                                                        ADVISERS
                                                                                                                       MANAGEMENT
                                                                        LAZARD RETIREMENT                                TRUST
                                                                        SERIES PORTFOLIOS                              PORTFOLIOS
                                                                        ------------------                             ----------
                                                                                                           MITCHELL
                                                                                            LORD ABBETT    HUTCHINS
                                                                                            SERIES TRUST  SERIES TRUST  LIMITED
                                                                                             GROWTH AND   GROWTH AND    MATURITY
                                                                        EQUITY   SMALL CAP     INCOME       INCOME        BOND
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (loss) ....................................    $    118  $    (12)     $  2,705    $     --     $    (35)
  Net realized gains (losses) on sales of investments
   in portfolio shares ............................................          20        --          (142)         --           --
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio shares .............        4,437       230          603          --          116
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ........        4,575       218        3,166          --           81
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ..................................          (89)      (82)      45,830          --        3,656
  Contract redemptions ............................................         (359)       --       (1,400)         --           --
  Net transfers ...................................................       66,013     7,339           --          --       19,872
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from contract owners' transactions ..........................       65,565     7,257       44,430          --       23,528
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase in net assets ................................       70,140     7,475       47,596          --       23,609
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................           --        --           --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .................................     $ 70,140  $  7,475     $ 47,596    $     --     $ 23,609
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT     STRONG
   TRUST      VARIABLE
PORTFOLIOS    INSURANCE
(CONTINUED)     FUNDS                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   ---------     ----------------------------------------------------------------

                              STRONG
               MID CAP      OPPORTUNITY                 EMERGING         HARD          REAL                 COMBINED
 PARTNERS     GROWTH II       FUND II        BOND        MARKETS        ASSETS        ESTATE                 TOTAL
---------------------------------------------------------------------------------------------            ------------
 $     --      $     --      $     40      $     --      $     --      $     --      $     --            $     14,460

       63            33            84             9             4            (1)           --                   4,202
        8             4            11             1             1            --            --                     550
---------------------------------------------------------------------------------------------            ------------
       71            37            95            10             5            (1)           --                   4,752
---------------------------------------------------------------------------------------------            ------------
      (71)          (37)          (55)          (10)           (5)            1            --                   9,708
---------------------------------------------------------------------------------------------            ------------



    1,111           (13)          (52)           --            --            --            --                 (17,454)

      724         1,499         1,405          (117)          262            --            --                  83,555
---------------------------------------------------------------------------------------------            ------------
    1,835         1,486         1,353          (117)          262            --            --                  66,101
---------------------------------------------------------------------------------------------            ------------
 $  1,764      $  1,449      $  1,298      $   (127)     $    257      $      1      $     --            $     75.809
=============================================================================================            ============





=====================================================================================================================
 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT     STRONG
   TRUST      VARIABLE
PORTFOLIOS    INSURANCE
(CONTINUED)     FUNDS                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   ---------     ----------------------------------------------------------------

                              STRONG
               MID CAP      OPPORTUNITY                 EMERGING         HARD          REAL                 COMBINED
 PARTNERS     GROWTH II       FUND II        BOND        MARKETS        ASSETS        ESTATE                 TOTAL
---------------------------------------------------------------------------------------------            ------------
 $    (71)     $    (37)     $    (55)     $    (10)     $     (5)     $      1      $     --            $      9,708

    1,111           (13)          (52)           --            --            --            --                 (17,454)

      724         1,499         1,405          (117)          262            --            --                  83,555
---------------------------------------------------------------------------------------------            ------------
    1,764         1,449         1,298          (127)          257             1            --                  75,809
---------------------------------------------------------------------------------------------            ------------

   18,499         8,165        19,289        14,435         1,028        21,918            --               1,205,517
       --          (700)         (700)           --            --            --            --                 (31,928)
   (1,113)           --            --            --            --       (21,919)           --                      --
---------------------------------------------------------------------------------------------            ------------

   17,386         7,465        18,589        14,435         1,028            (1)           --               1,173,589
---------------------------------------------------------------------------------------------            ------------
   19,150         8,914        19,887        14,308         1,285            --            --               1,249,398
---------------------------------------------------------------------------------------------            ------------
        --           --            --            --            --            --            --                      --
---------------------------------------------------------------------------------------------            ------------
 $ 19,150      $  8,914      $ 19,887      $ 14,308      $  1,285  $         --      $     --            $  1,249,398
=============================================================================================            ============

CONSECO VARIABLE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1999 AND 1998

================================================================================

(1) GENERAL

   Conseco Variable Insurance Company (the "Company") established two separate accounts within Conseco Variable Annuity Account G ("Account G"). Both accounts were established on September 26, 1997, and commenced operations on April 29, 1998. Account G is a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. One account, also named Conseco Variable Annuity Account G ("Variable Account"), which serves the variable annuity portion of the contract, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The other account, Conseco Variable Market Value Adjustment Account ("MVA"), offers investment options which pay fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date amounts are allocated to the MVA. The MVA is not registered as an investment company under the Investment Company Act of 1940. The operations of Account G are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   Besides the three guarantee periods of the MVA option, the following investment Variable Account options are currently available:

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   100 Fund
   Growth and Income Fund
   Small Company Growth Fund
   BIAM International Fund

CONSECO SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   International Value Portfolio
   Disciplined Stock Portfolio

FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Equity Income Fund
   High Yield Fund

JANUS ASPEN SERIES
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Limited Maturity Bond Portfolio
   Partners Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account G does not hold any investments which are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account G as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account G are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account G and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

CONSECO VARIABLE ANNUITY ACCOUNT G

DECEMBER 31, 1999 AND 1998

================================================================================

ANNUITY RESERVES

  Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $77,960,412 and $1,908,738 for the year ended December 31, 1999 and for the period April 29, 1998 through December 31, 1998, respectively. The aggregate proceeds from sales of investments in portfolio shares were $65,241,882 and $724,111 for the year ended December 31, 1999 and for the period April 29, 1998 through December 31, 1998, respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account G a fee, which is equal on an annual basis to 1.15 percent of the daily value of the total investments of Account G, for assuming the mortality and expense risks. These fees were $66,903 and $4,202 for the year ended December 31, 1999 and for the period April 29, 1998 through December 31, 1998, respectively.

   Pursuant to an agreement between Account G and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account G, as well as a minimum death benefit prior to retirement for the contracts. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. There were no sales and administrative charges for both the year ended December 31, 1999, and for the period April 29, 1998 through December 31, 1998. The Company also deducts daily from Account G a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of Account G, for administrative expenses. These expenses were $8,726 and $550 for the year ended December 31, 1999, and for the period April 29, 1998 through December 31, 1998, respectively.

  The MVA account is subject to a market value adjustment if the amounts are withdrawn prior to the end of the guarantee period with certain exceptions. This adjustment can be positive or negative depending on the changes in the U.S. Treasury rates during the holding period of the MVA contract. There were no charges for both the year ended December 31, 1999, and the period April 29, 1998 through December 31, 1998.

(5) OTHER TRANSACTIONS WITH AFFILIATES

   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc. (formerly Conseco Financial Services, Inc. prior to its name change in August
1999), an affiliate of the Company.

(6) NET ASSETS

   Net assets consisted of the following at December 31, 1999:

--------------------------------------------------------------------------------
Proceeds from the sales of units since organization,
  less cost of units redeemed ....................................   $13,657,586
Undistributed net investment income ..............................       229,938
Undistributed net realized gains on sales of investments .........       880,823
Net unrealized appreciation of investments .......................       922,273
--------------------------------------------------------------------------------
    Net assets ...................................................   $15,690,620
================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT G

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Conseco Variable Annuity Account G (the "Account") at December 31, 1999, and the results of its operations and the changes in its net assets for the year ended December 31, 1999 and from inception (April 29, 1998) through December 31, 1998, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 1999 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.



/s/ PricewaterhouseCoopers LLP
---------------------------------


Indianapolis, Indiana
February 10, 2000

--------------------------------------------------------------------------------






                       Conseco Variable Insurance Company

             Financial Statements as of December 31, 1999 and 1998,

            and for the years ended December 31, 1999, 1998 and 1997

--------------------------------------------------------------------------------



                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Board of Directors
Conseco Variable Insurance Company

     In our opinion, the accompanying balance sheet and the related statements of operations, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Conseco Variable Insurance Company (the "Company") at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

                                                  /s/ PricewaterhouseCoopers LLP

April 13, 2000

                       CONSECO VARIABLE INSURANCE COMPANY

                                  BALANCE SHEET
                           December 31, 1999 and 1998
                              (Dollars in millions)

                                     ASSETS

                                                            1999          1998
                                                          --------      --------
Investments:
    Actively managed fixed maturities at
      fair value (amortized cost:
         1999 - $1,491.8; 1998 - $1,520.5) ............   $1,398.7      $1,524.1
    Equity securities at fair value
      (cost: 1999 - $47.8 million;
       1998 - $46.0 million)  .........................       49.8          45.7
    Mortgage loans ....................................      108.0         110.2
    Policy loans ......................................       75.5          79.6
    Other invested assets .............................       50.8         120.3
                                                          --------      --------

          Total investments ...........................    1,682.8       1,879.9

Cash and cash equivalents .............................       81.5          48.4
Accrued investment income .............................       35.6          30.5
Cost of policies purchased ............................      131.6          98.0
Cost of policies produced .............................      147.6          82.5
Reinsurance receivables ...............................       26.4          22.2
Goodwill ..............................................       45.3          46.7
Assets held in separate accounts ......................    1,457.0         696.4
Other assets ..........................................        6.0           7.1
                                                          --------      --------

          Total assets ................................   $3,613.8      $2,911.7
                                                          ========      ========


                            (continued on next page)

                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                           December 31, 1999 and 1998

                 (Dollars in millions, except per share amount)

                      LIABILITIES AND SHAREHOLDER'S EQUITY

                                                              1999       1998
                                                            --------   --------
Liabilities:
    Insurance liabilities:
       Interest-sensitive products .......................  $1,289.2   $1,365.2
       Traditional products ..............................     242.8      246.2
       Claims payable and other policyholder funds .......      64.1       62.6
       Liabilities related to separate accounts ..........   1,457.0      696.4
    Income tax liabilities ...............................      33.4       37.5
    Investment borrowings ................................     135.1       65.7
    Other liabilities ....................................      16.5       33.0
                                                            --------   --------

            Total liabilities ............................   3,238.1    2,506.6
                                                            --------   --------

Shareholder's equity:
    Common stock and additional paid-in capital
      (par value $4.80 per share, 1,065,000
       shares authorized, 1,043,565 shares issued
       and outstanding) ..................................     380.8      380.8
    Accumulated other comprehensive loss .................     (28.4)       (.8)
    Retained earnings ....................................      23.3       25.1
                                                            --------   --------

            Total shareholder's equity ...................     375.7      405.1
                                                            --------   --------

            Total liabilities and shareholder's equity ...  $3,613.8   $2,911.7
                                                            ========   ========


                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)

                                                   1999        1998       1997
                                                  -------     -------    -------
Revenues:
    Insurance policy income ..................    $  72.1     $  73.6    $  75.7
    Net investment income ....................      297.6       198.0      222.6
    Net gains (losses) from
      sale of investments ....................      (10.0)       18.5       13.3
                                                  -------     -------    -------

          Total revenues .....................      359.7       290.1      311.6
                                                  -------     -------    -------

Benefits and expenses:
    Insurance policy benefits ................      266.8       170.6      191.0
    Amortization .............................       13.8        33.6       27.1
    Other operating costs and expenses .......       40.3        38.7       32.2
                                                  -------     -------    -------

          Total benefits and expenses ........      320.9       242.9      250.3
                                                  -------     -------    -------

          Income before income taxes .........       38.8        47.2       61.3

Income tax expense ...........................       13.6        16.6       22.1
                                                  -------     -------    -------

          Net income .........................    $  25.2     $  30.6    $  39.2
                                                  =======     =======    =======


                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                        STATEMENT OF SHAREHOLDER'S EQUITY
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)

                                                            Accumulated
                                                     Common    other
                                                   stock and   compre-
                                                   additional  hensive
                                                     paid-in   income   Retained
                                             Total   capital   (loss)   earnings
                                             ------   ------   ------    ------

Balance, December 31, 1996 ................  $396.9   $380.8   $ (4.6)   $ 20.7

  Comprehensive income, net of tax:
    Net income ............................    39.2       --       --      39.2
    Change in unrealized appreciation
      (depreciation) of securities
      (net of applicable income tax
      expense of $7.2) ....................    13.3       --     13.3        --
                                             ------

        Total comprehensive income ........    52.5

  Dividends on common stock ...............   (32.5)      --       --     (32.5)
                                             ------   ------   ------    ------

Balance, December 31, 1997 ................   416.9    380.8      8.7      27.4

  Comprehensive income, net of tax:
     Net income ...........................    30.6       --       --      30.6
     Change in unrealized appreciation
       (depreciation) of securities
       (net of applicable income tax
       benefit of $5.1) ...................    (9.5)      --     (9.5)       --
                                             ------

        Total comprehensive income ........    21.1

  Dividends on common stock ...............   (32.9)      --       --     (32.9)
                                             ------   ------   ------    ------

Balance, December 31, 1998 ................   405.1    380.8      (.8)     25.1

Comprehensive loss, net of tax:
  Net income ..............................    25.2       --       --      25.2
  Change in unrealized depreciation of
    securities (net of applicable income
     tax benefit of $15.7 million) ........   (27.6)      --    (27.6)       --
                                             ------

         Total comprehensive loss .........    (2.4)

  Dividends on common stock ...............   (27.0)      --       --     (27.0)
                                             ------   ------   ------    ------

Balance, December 31, 1999 ................  $375.7   $380.8   $(28.4)   $ 23.3
                                             ======   ======   ======    ======


                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                             STATEMENT OF CASH FLOWS
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)

                                                    1999       1998       1997
                                                  -------    -------    -------
Cash flows from operating activities:
   Net income ..................................  $  25.2    $  30.6    $  39.2
     Adjustments to reconcile net income
       to net cash provided by operating
       activities:
         Amortization ..........................     13.8       43.0       27.1
         Income taxes ..........................     11.4       (1.2)       6.7
         Insurance liabilities .................    162.6      120.0       95.2
         Accrual and amortization of
           investment income ...................    (11.4)       1.6         .3
         Deferral of cost of policies
           produced ............................    (62.7)     (35.3)     (31.8)
         Net (gains) losses from sale
           of investments ......................     10.0      (18.5)     (13.3)
         Other .................................       .7      (38.3)      (4.6)
                                                  -------    -------    -------
         Net cash provided by operating
           activities ..........................    149.6      101.9      118.8
                                                  -------    -------    -------

Cash flows from investing activities:
   Sales of investments ........................    904.8    1,185.0      755.2
   Maturities and redemptions ..................    109.0      145.5      150.4
   Purchases of investments .................... (1,502.0)  (1,420.7)   (923.5)
                                                  -------    -------    -------
         Net cash used by investing
           activities ..........................   (488.2)     (90.2)     (17.9)
                                                  -------    -------    -------
Cash flows from financing activities:
   Deposits to insurance liabilities ...........    654.1      400.4      255.9
   Investment borrowings .......................     69.4        4.7       12.6
   Withdrawals from insurance liabilities ......   (324.8)    (385.0)    (302.2)
   Dividends paid on common stock ..............    (27.0)     (32.9)     (32.5)
                                                  -------    -------    -------
         Net cash provided (used) by
           financing activities ................    371.7      (12.8)     (66.2)
                                                  -------    -------    -------
         Net increase (decrease) in cash
           and cash equivalents ................     33.1       (1.1)      34.7

Cash and cash equivalents, beginning of year ...     48.4       49.5       14.8
                                                  -------    -------    -------

Cash and cash equivalents, end of year .........  $  81.5    $  48.4    $  49.5
                                                  =======    =======    =======


                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


1.   SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     Conseco Variable Insurance Company ("we" or the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Prior to its name change in October 1998, the Company was named Great American Reserve Insurance Company. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company operating throughout the United States. Conseco's life insurance subsidiaries develop, market and administer supplemental health insurance, annuity, individual life insurance, individual and group major medical insurance and other insurance products. Conseco's finance subsidiaries originate, purchase, sell and service consumer and commercial finance loans. On March 31, 2000, Conseco announced its plan to explore the sale of its finance subsidiaries and its hiring of Lehman Brothers to assist in the planned sale.

     The following summary explains the accounting policies we use to arrive at the more significant numbers in our financial statements. We prepare our financial statements in accordance with generally accepted accounting principles ("GAAP"). We follow the accounting standards established by the Financial Accounting Standards Board, the American Institute of Certified Public Accountants and the Securities and Exchange Commission. We reclassified certain amounts in our 1998 and 1997 financial statements and notes to conform with the 1999 presentation.

     INVESTMENTS

     FIXED MATURITIES are securities that mature more than one year after issuance and include bonds, notes receivable and redeemable preferred stock. Fixed maturities that we may sell prior to maturity are classified as ACTIVELY MANAGED and are carried at estimated fair value, with any unrealized gain or loss, net of tax and related adjustments, recorded as a component of shareholder's equity. Fixed maturity securities that we intend to sell in the near term are classified as TRADING and included in other invested assets. We include any unrealized gain or loss on trading securities in net investment gains.

     EQUITY SECURITIES include investments in common stocks and non-redeemable preferred stock. We carry these investments at estimated fair value. We record any unrealized gain or loss, net of tax and related adjustments, as a component of shareholder's equity.

     MORTGAGE LOANS held in our investment portfolio are carried at amortized unpaid balances, net of provisions for estimated losses.

     POLICY LOANS are stated at their current unpaid principal balances.

     OTHER INVESTED ASSETS include trading securities and certain non-traditional investments. Non-traditional investments include investments in certain limited partnerships, mineral rights and promissory notes; we account for them using either the cost method, or for investments in partnerships over whose operations the Company exercises significant influence, the equity method.

     We defer any fees received or costs incurred when we originate investments (primarily mortgage loans). We amortize fees, costs, discounts and premiums as yield adjustments over the contractual lives of the investments. We consider anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     When we sell a security (other than a trading security), we report the difference between our sale proceeds and its amortized cost (determined based on specific identification) as an investment gain or loss.

     We regularly evaluate all of our investments based on current economic conditions, credit loss experience and other investee-specific developments. If there is a decline in a security's net realizable value that is other than temporary, we treat it as a realized loss and reduce our cost basis of the security to its estimated fair value.


     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include commercial paper, invested cash and other investments purchased with maturities of less than three months. We carry them at amortized cost, which approximates their estimated fair value.

     SEPARATE ACCOUNTS

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims that may arise out of any other business of the Company. We report separate account assets at market value; the underlying investment risks are assumed by the contract holders. We record the related liabilities at amounts equal to the market value of the underlying assets. We record the fees earned for administrative and contractholder services performed for the separate accounts in insurance policy income.

     COST OF POLICIES PRODUCED

     The costs that vary with, and are primarily related to, producing new insurance business are referred to as cost of policies produced. We amortize these costs using the interest rate credited to the underlying policy: (i) in relation to the estimated gross profits for universal life-type and investment-type products; or (ii) in relation to future anticipated premium revenue for other products.

     When we realize a gain or loss on investments backing our universal life or investment-type products, we adjust the amortization to reflect the change in estimated gross profits from the products due to the current realized gain or loss and the effect of the event on future investment yields. We also adjust the cost of policies produced for the change in amortization that would have been recorded if actively managed fixed maturity securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. We include the impact of this adjustment in accumulated other comprehensive income
(loss) within shareholder's equity.

     Each year, we evaluate the recoverability of the unamortized balance of the cost of policies produced. We consider estimated future gross profits or future premiums, expected mortality or morbidity, interest earned and credited rates, persistency and expenses in determining whether the balance is recoverable.

     COST OF POLICIES PURCHASED

     The cost assigned to the right to receive future cash flows from contracts existing at the date of an acquisition is referred to as the cost of policies purchased. The balance of this account is amortized, evaluated for recovery, and adjusted for the impact of unrealized gains (losses) in the same manner as the cost of policies produced described above.

     The discount rate we use to determine the value of the cost of policies purchased is the rate of return we need to earn in order to invest in the business being acquired. In determining this required rate of return, we consider many factors including: (i) the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows; (ii) the cost of our capital required to fund the acquisition; (iii) the likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws; (iv) the acquired company's compatibility with other

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


Company activities that may favorably affect future cash flows; (v) the complexity of the acquired company; and (vi) recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

     GOODWILL

     Goodwill is the excess of the amount paid to acquire the Company over the fair value of its net assets. Our analysis indicates that the anticipated ongoing cash flows from the earnings of the Company extends significantly beyond the maximum 40-year period allowed for goodwill amortization. Accordingly, we amortize goodwill on the straight-line basis generally over a 40-year period. At December 31, 1999, the total accumulated amortization of goodwill was $16.1 million. We continually monitor the value of our goodwill based on our estimates of future earnings. We determine whether goodwill is fully recoverable from projected undiscounted net cash flows from our earnings over the remaining amortization period. If we were to determine that changes in such projected cash flows no longer support the recoverability of goodwill over the remaining amortization period, we would reduce its carrying value with a corresponding charge to expense or shorten the amortization period (no such changes have occurred).

     RECOGNITION OF INSURANCE POLICY INCOME AND RELATED BENEFITS AND EXPENSES ON INSURANCE CONTRACTS

     Generally, we recognize insurance premiums for traditional life and accident and health contracts as earned over the premium-paying periods. We establish reserves for future benefits on a net-level premium method based upon assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. We record premiums for universal life-type and investment-type contracts that do not involve significant mortality or morbidity risk as deposits to insurance liabilities. Revenues for these contracts consist of mortality, morbidity, expense and surrender charges. We establish reserves for the estimated present value of the remaining net costs of all reported and unreported claims.

     REINSURANCE

     In the normal course of business, we seek to limit our exposure to loss on any single insured or to certain groups of policies by ceding reinsurance to other insurance enterprises. We currently retain no more than $.5 million of mortality risk on any one policy. We diversify the risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ratings. If any reinsurer could not meet its obligations, the Company would assume the liability. The likelihood of a material loss being incurred as the result of the failure of one of our reinsurers is considered remote. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policy. The cost of reinsurance ceded totaled $23.1 million, $21.0 million and $24.2 million in 1999, 1998 and 1997, respectively. A receivable is recorded for the reinsured portion of insurance policy benefits paid and liabilities for insurance products. Reinsurance recoveries netted against insurance policy benefits totaled $20.8 million, $21.8 million and $14.9 million in 1999, 1998 and 1997, respectively.

     INCOME TAXES

     Our income tax expense includes deferred income taxes arising from temporary differences between the tax and financial reporting bases of assets and liabilities. In assessing the realization of deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets depends upon generating future taxable income during the periods in which temporary differences become deductible. If future income is not generated as expected, deferred income tax assets may need to be written off (no such write-offs have occurred).

     INVESTMENT BORROWINGS

     As part of our investment strategy, we may enter into reverse repurchase agreements and dollar-roll transactions to increase our investment return or to improve our liquidity. We account for these transactions as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. Such borrowings averaged $137.7 million during 1999 and $66.0 million during 1998. These borrowings were collateralized by investment securities with fair values approximately equal to the loan value. The weighted average interest rate on short-term collateralized borrowings was 5.0 percent and 4.4 percent in 1999 and 1998, respectively. The primary risk associated with short-term collateralized borrowings is that a counterparty will be unable to perform under the terms of the contract. Our exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 1999). We believe the counterparties to our reverse repurchase and dollar-roll agreements are financially responsible and that the counterparty risk is minimal.

     USE OF ESTIMATES

     When we prepare financial statements in conformity with GAAP, we are required to make estimates and assumptions that significantly affect various reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods. For example, we use significant estimates and assumptions in calculating values for the cost of policies produced, the cost of policies purchased, goodwill, insurance liabilities, liabilities related to litigation, guaranty fund assessment accruals and deferred income taxes. If our future experience differs materially from these estimates and assumptions, our financial statements could be affected.

     FAIR VALUES OF FINANCIAL INSTRUMENTS

     We use the following methods and assumptions to determine the estimated fair values of financial instruments:

     INVESTMENT SECURITIES. For fixed maturity securities (including redeemable preferred stocks) and for equity and trading securities, we use quotes from independent pricing services, where available. For investment securities for which such quotes are not available, we use values obtained from broker-dealer market makers or by discounting expected future cash flows using a current market rate appropriate for the yield, credit quality, and (for fixed maturity securities) the maturity of the investment being priced.

     CASH AND CASH EQUIVALENTS. The carrying amount for these instruments approximates their estimated fair value.

     MORTGAGE LOANS AND POLICY LOANS. We discount future expected cash flows for loans included in our investment portfolio based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. We aggregate loans with similar characteristics in our calculations.

     OTHER INVESTED ASSETS. We use quoted market prices, where available. When quotes are not available, we estimate the fair value based on: (i) discounted future expected cash flows; or (ii) independent transactions which establish a value for our investment. When we are unable to estimate a fair value, we assume a market value equal to carrying value.

     INSURANCE LIABILITIES FOR INTEREST-SENSITIVE PRODUCTS. We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

     INVESTMENT BORROWINGS. Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated fair values are assumed to approximate the carrying amount reported in the balance sheet.

     Here are the estimated fair values of our financial instruments:

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

                                                  1999               1998
                                          ------------------  ------------------
                                          Carrying    Fair    Carrying    Fair
                                           Amount    Value     Amount    Value
                                          --------  --------  --------  --------
                                                  (Dollars in millions)
Financial assets:
   Actively managed fixed maturities ...  $1,398.7  $1,398.7  $1,524.1  $1,524.1
   Equity securities ...................      49.8      49.8      45.7      45.7
   Mortgage loans ......................     108.0     102.8     110.2     119.0
   Policy loans ........................      75.5      75.5      79.6      79.6
   Other invested assets ...............      50.8      50.8     120.3     120.3
   Cash and cash equivalents ...........      81.5      81.5      48.4      48.4

Financial liabilities:
   Insurance liabilities for
     interest-sensitive products (1) ...   1,289.2   1,289.2   1,365.2   1,365.2
   Investment borrowings ...............     135.1     135.1      65.7      65.7

--------------------
     (1) The estimated fair value of the liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 1999 and 1998. This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year. We are not required to disclose fair values for insurance liabilities, other than those for interest-sensitive products . However, we take into consideration the estimated fair values of all insurance liabilities in our overall management of interest rate risk. We attempt to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

     RECENTLY ISSUED ACCOUNTING STANDARDS

     Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), as amended by Statement of Financial Accounting Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" requires all derivative instruments to be recorded on the balance sheet at estimated fair value. Changes in the fair value of derivative instruments are to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and, if it is, on the type of hedge transaction. SFAS 133 is required to be implemented in year 2001. We are currently evaluating the impact of SFAS 133; at present, we do not believe it will have a material effect on our consolidated financial position or results of operations. Because of ongoing changes to implementation guidance, we do not plan on adopting the new standard until the first quarter of 2001.

     We implemented the Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" ("SOP 98-1") on January 1, 1999. SOP 98-1 defines internal use software and when the costs associated with internal use software should be capitalized. The implementation of SOP 98-1 did not have a material effect on our consolidated financial position or results of operations.

2.   INVESTMENTS:

     At December 31, 1999, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                         Gross   Gross   Esti-
                                                         unre-   unre-   mated
                                              Amortized  alized  alized   fair
                                                 cost    gains   losses  value
                                               --------  ------  -----  --------
                                                     (Dollars in millions)
Investment grade:
   Corporate securities .....................  $  840.6  $  2.2  $59.3  $  783.5
   United States Treasury securities
     and obligations of United States
     government corporations and agencies ...      15.5      .1     .7      14.9
   States and political subdivisions ........      11.7      --    1.1      10.6
   Debt securities issued by
     foreign governments ....................      12.2      --    1.6      10.6
   Mortgage-backed securities ...............     482.3      .2   22.7     459.8
Below-investment grade
  (primarily corporate securities) ..........     129.5     2.4   12.6     119.3
                                               --------  ------  -----  --------

     Total actively managed
       fixed maturities .....................  $1,491.8  $  4.9  $98.0  $1,398.7
                                               ========  ======  =====  ========

Equity securities ...........................     $47.8    $3.9   $1.9     $49.8
                                                  =====    ====   ====     =====

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     At December 31, 1998, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                         Gross   Gross   Esti-
                                                         unre-   unre-   mated
                                              Amortized  alized  alized   fair
                                                 cost    gains   losses  value
                                               --------  ------  -----  --------
                                                     (Dollars in millions)
Investment grade:
   Corporate securities ......................  $  860.4  $20.7  $15.0  $  866.1
   United States Treasury securities
     and obligations of United States
     government corporations
     and agencies ............................      26.9     .8     .2      27.5
   States and political subdivisions .........      17.3     .3     --      17.6
   Debt securities issued by
     foreign governments .....................      11.7     --     .8      10.9
   Mortgage-backed securities ................     487.4    8.0    1.2     494.2
Below-investment grade
  (primarily corporate securities) ...........     116.8    1.2   10.2     107.8
                                                --------  -----  -----  --------

     Total actively managed
       fixed maturities ......................  $1,520.5  $31.0  $27.4  $1,524.1
                                                ========  =====  =====  ========

Equity securities ............................  $   46.0  $  .8  $ 1.1  $   45.7
                                                ========  =====  =====  ========

     Accumulated other comprehensive loss included in shareholder's equity as of December 31, 1999 and 1998, is summarized as follows:

                                                             1999         1998
                                                           -------      -------
                                                           (Dollars in millions)

Unrealized gains (losses) on investments .............     $ (90.8)     $    .9
Adjustments to cost of policies purchased
  and cost of policies produced ......................        46.3         (2.1)
Deferred income tax benefit ..........................        16.1           .4
                                                           -------      -------

       Accumulated other comprehensive loss ..........     $ (28.4)     $   (.8)
                                                           =======      =======

     The following table sets forth the amortized cost and estimated fair value of actively managed fixed maturities at December 31, 1999, by contractual maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Most of the mortgage-backed securities shown below provide for periodic payments throughout their lives.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


                                                                       Estimated
                                                           Amortized      fair
                                                              cost       value
                                                            --------    --------
                                                           (Dollars in millions)

Due in one year or less ................................    $    8.2    $    8.2
Due after one year through five years ..................        90.8        89.5
Due after five years through ten years .................       279.9       259.6
Due after ten years ....................................       628.2       579.4
                                                            --------    --------

     Subtotal ..........................................     1,007.1       936.7
Mortgage-backed securities (a) .........................       484.7       462.0
                                                            --------    --------

        Total actively managed fixed maturities ........    $1,491.8    $1,398.7
                                                            ========    ========

----------
(a)  Includes   below-investment   grade  mortgage-backed   securities  with  an
     amortized cost and estimated fair value of $2.4 million and $2.2 million, respectively.


       Net investment income consisted of the following:

                                                       1999      1998      1997
                                                     -------   -------   -------
                                                        (Dollars in millions)

Actively managed fixed maturity securities .......   $ 114.8   $ 118.4   $ 133.6
Equity securities ................................      12.2       3.2       1.7
Mortgage loans ...................................       9.9      12.1      16.4
Policy loans .....................................       4.8       5.1       5.4
Other invested assets ............................       3.5      13.3       7.7
Cash and cash equivalents ........................       2.1       2.9       3.4
Separate accounts ................................     151.8      44.1      55.7
                                                     -------   -------   -------

    Gross investment income ......................     299.1     199.1     223.9
Investment expenses ..............................       1.5       1.1       1.3
                                                     -------   -------   -------

       Net investment income .....................   $ 297.6   $ 198.0   $ 222.6
                                                     =======   =======   =======

     The Company had no significant fixed maturity investments or mortgage loans that were not accruing investment income in 1999, 1998 and 1997.

     Investment gains (losses), net of investment expenses, were included in revenue as follows:

                                                       1999      1998      1997
                                                    -------   -------   -------
                                                        (Dollars in millions)
Fixed maturities:
  Gross gains ....................................  $   8.6   $  34.0   $  20.6
  Gross losses ...................................    (14.5)    (12.4)     (5.1)
  Other than temporary decline in fair value .....     (1.3)       --       (.3)
                                                    -------   -------   -------
    Net investment gains (losses) from fixed
      maturities before expenses .................     (7.2)     21.6      15.2

Other ............................................       .7        .1       2.2
                                                    -------   -------   -------

    Net investment gains (losses) before expenses      (6.5)     21.7      17.4
Investment expenses ..............................      3.5       3.2       4.1
                                                    -------   -------   -------

    Net investment gains (losses) ................  $ (10.0)  $  18.5   $  13.3
                                                    =======   =======   =======

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     At December 31, 1999, the mortgage loan balance was primarily comprised of commercial loans. Approximately 16 percent, 11 percent, 10 percent, 8 percent, 8 percent and 8 percent of the mortgage loan balance were on properties located in Michigan, Texas, Florida, California, Georgia and Tennessee, respectively. No other state comprised greater than 7 percent of the mortgage loan balance. Noncurrent mortgage loans were insignificant at December 31, 1999. At December 31, 1999, our allowance for loss on mortgage loans was $.3 million.

     Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $11.5 million at December 31, 1999.

     The Company had no investments in any single entity in excess of 10 percent of shareholder's equity at December 31, 1999, other than investments issued or guaranteed by the United States government or a United States government agency.


3.   INSURANCE LIABILITIES:

     These liabilities consisted of the following:

                                                               Interest
                                   Withdrawal    Mortality       rate
                                   assumption   assumption    assumption     1999      1998
                                   -----------  ----------    ----------   --------  --------
                                                                          (Dollars in millions)
Future policy benefits:
  Interest-sensitive products:
    Investment contracts ........      N/A         N/A            (c)      $  976.7  $1,036.0
    Universal life-type contracts      N/A         N/A            N/A         312.5     329.2
                                                                           --------  --------

      Total interest-sensitive
        products ................                                           1,289.2   1,365.2
                                                                           --------  --------
  Traditional products:
    Traditional life insurance
      contracts .................    Company       (a)           7.6%         137.0     139.9
                                   experience
    Limited-payment contracts ...    Company       (b)           7.5%         105.8     106.3
                                   experience,                             --------  --------
                                  if applicable



       Total traditional
         products ...............                                             242.8     246.2
                                                                           --------  --------

Claims payable and other
  policyholder funds ............      N/A         N/A            N/A          64.1      62.6
Liabilities related to
  separate accounts .............      N/A         N/A            N/A       1,457.0     696.4
                                                                           --------  --------

    Total .......................                                          $3,053.1  $2,370.4
                                                                           ========  ========

-------------
(a)  Principally,  modifications  of the 1975 - 80 Basic,  Select  and  Ultimate
     Tables.

(b) Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

(c) At December 31, 1999 and 1998, approximately 97 percent and 95 percent, respectively, of this liability represented account balances where future benefits are not guaranteed. The weighted average interest rate on the remainder of the liabilities representing the present value of guaranteed future benefits was approximately 6 percent at December 31, 1999.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


4.   INCOME TAXES:

     Income tax liabilities were comprised of the following:

                                                            1999           1998
                                                           -----          -----
                                                           (Dollars in millions)

Deferred income tax liabilities (assets):
    Investments (primarily actively managed
      fixed maturities) ................................   $ 3.6          $ 5.4
    Cost of policies purchased and cost
      of policies produced .............................    75.3           56.7
    Insurance liabilities ..............................   (39.2)         (28.2)
    Unrealized depreciation ............................   (16.1)           (.4)
    Other ..............................................    10.2           (2.2)
                                                           -----          -----

         Deferred income tax liabilities ...............    33.8           31.3
Current income tax liabilities (assets) ................     (.4)           6.2
                                                           -----          -----

         Income tax liabilities ........................   $33.4          $37.5
                                                           =====          =====


       Income tax expense was as follows:

                                                  1999        1998         1997
                                                -------     -------      -------
                                                     (Dollars in millions)

Current tax provision .....................     $   4.3     $  20.8      $  16.3
Deferred tax provision (benefit) ..........         9.3        (4.2)         5.8
                                                -------     -------      -------

         Income tax expense ...............     $  13.6     $  16.6      $  22.1
                                                =======     =======      =======

     A reconciliation of the income tax provisions based on the U.S. statutory corporate tax rate to the provisions reflected in the statement of operations is as follows:

                                                 1999        1998         1997
                                               -------     -------      -------
                                                    (Dollars in millions)

Tax on income before income taxes at
  statutory rate ..........................       35.0%       35.0%        35.0%
State taxes ...............................        1.5         1.0           .7
Other .....................................       (1.4)        (.8)          .3
                                               -------     -------      -------

         Income tax expense ...............       35.1%       35.2%        36.0%
                                               =======     =======      =======

5.   OTHER DISCLOSURES:

     LITIGATION

     The Company is involved on an ongoing basis in lawsuits related to its operations. Although the ultimate outcome of certain of such matters cannot be predicted, such lawsuits currently pending against the Company are not expected, individually or in the aggregate, to have a material adverse effect on the Company's financial condition, cash flows or results of operations.

     GUARANTY FUND ASSESSMENTS

     The balance sheet at December 31, 1999, includes: (i) accruals of $1.6 million, representing our estimate of all known assessments that will be levied against the Company by various state guaranty associations based on premiums written through

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


December 31, 1999; and (ii) receivables of $1.1 million that we estimate will be recovered through a reduction in future premium taxes as a result of such assessments. These estimates are subject to change when the associations determine more precisely the losses that have occurred and how such losses will be allocated among the insurance companies. We recognized expense for such assessments of $1.1 million in 1999, $1.1 million in 1998 and $1.2 million in 1997.

     RELATED PARTY TRANSACTIONS

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $43.4 million in 1999, $37.8 million in 1998 and $36.7 million in 1997.

     During 1998 and 1997, the Company purchased $13.0 million and $11.2 million par value, respectively, of senior subordinated notes issued by subsidiaries of Conseco. The total carrying value of such notes purchased during 1998, 1997 and prior years was $45.5 million at December 31, 1998. Such notes are classified as "other invested assets" in the accompanying balance sheet. In 1999, all such notes were repurchased from the Company by Conseco or its subsidiaries.


6.   OTHER OPERATING STATEMENT DATA:

     Insurance policy income consisted of the following:

                                                      1999      1998      1997
                                                    -------   -------   -------
                                                        (Dollars in millions)

Traditional products:

  Direct premiums collected ......................  $ 700.4   $ 445.8   $ 309.6
  Reinsurance assumed ............................     18.7      15.6      14.9
  Reinsurance ceded ..............................    (23.1)    (21.0)    (24.2)
                                                    -------   -------   -------

      Premiums collected, net of reinsurance .....    696.0     440.4     300.3
  Less premiums on universal life and
    products without mortality and morbidity
    risk which are recorded as additions to
    insurance liabilities ........................    654.1     400.4     255.9
                                                    -------   -------   -------
      Premiums on traditional products with
        mortality or morbidity risk, recorded
        as insurance policy income ...............     41.9      40.0      44.4
Fees and surrender charges on interest-
  sensitive products .............................     30.2      33.6      31.3
                                                    -------   -------   -------

      Insurance policy income ....................  $  72.1   $  73.6   $  75.7
                                                    =======   =======   =======

     The five states with the largest shares of 1999 collected premiums were California (14 percent), Texas (14 percent), Florida (13 percent), Michigan (8.8 percent) and Indiana (5.2 percent). No other state accounted for more than 4 percent of total collected premiums.

     Changes in the cost of policies purchased were as follows:

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


                                                      1999      1998      1997
                                                    -------   -------   -------
                                                        (Dollars in millions)

Balance, beginning of year .......................  $  98.0   $ 106.4   $ 143.0
    Amortization .................................     (4.1)    (21.1)    (15.4)
    Amounts related to fair value adjustment
      of actively managed fixed maturities .......     37.7      11.8     (21.2)
    Other ........................................       --        .9        --
                                                    -------   -------   -------

Balance, end of year .............................  $ 131.6   $  98.0   $ 106.4
                                                    =======   =======   =======

     Based on current conditions and assumptions as to future events on all policies in force, the Company expects to amortize approximately 9 percent of the December 31, 1999, balance of cost of policies purchased in 2000, 10 percent in 2001, 9 percent in 2002, 7 percent in 2003 and 6 percent in 2004. The discount rates used to determine the amortization of the cost of policies purchased ranged from 3.6 percent to 8.0 percent and averaged 5.8 percent.

     Changes in the cost of policies produced were as follows:

                                                      1999      1998      1997
                                                    -------   -------   -------
                                                       (Dollars in millions)

Balance, beginning of year .......................  $  82.5   $  55.9   $  38.2
    Additions ....................................     62.7      35.3      31.8
    Amortization .................................     (8.3)    (11.0)    (10.2)
    Amounts related to fair value adjustment
      of actively managed fixed maturities .......     10.7       2.3      (3.9)
                                                    -------   -------   -------

Balance, end of year .............................  $ 147.6   $  82.5   $  55.9
                                                    =======   =======   =======


7.   STATEMENT OF CASH FLOWS:

     Income taxes paid during 1999, 1998, and 1997, were $2.1 million, $17.1 million and $14.8 million, respectively.

8.   STATUTORY INFORMATION:

     Statutory accounting practices prescribed or permitted by regulatory authorities for insurance companies differ from GAAP. The Company reported the following amounts to regulatory agencies:

                                                                   1999    1998
                                                                  ------  ------
                                                                     (Dollars
                                                                    in millions)

Statutory capital and surplus ..................................  $112.6  $134.0
Asset valuation reserve ........................................    41.4    30.9
Interest maintenance reserve ...................................    66.7    73.1
                                                                  ------  ------

Total ..........................................................  $220.7  $238.0
                                                                  ======  ======

     Our statutory net income was $14.6 million, $32.7 million and $32.7 million in 1999, 1998 and 1997, respectively. Statutory net income differs from net income presented in our financial statements prepared in accordance with GAAP, primarily because for GAAP reporting we are required to defer and amortize costs that vary with and are primarily related to the production of new business as described in note 1.

     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. We may pay dividends to our parent in 2000 of $12.8 million without permission from state regulatory authorities.

     In 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles, which are expected to constitute the only source of prescribed statutory accounting practices and are effective in 2001. The changes to statutory accounting practices resulting from the codification are not expected to have a material effect on the statutory capital and surplus or statutory operating earnings data shown above.